[EATON VANCE LOGO]

                                [BRICK WALL]    EDUCATION

SEMIANNUAL REPORT MARCH 31, 2003

                         EATON VANCE
[HIGHWAY]                 MUNICIPALS
                            TRUST
                                                            CALIFORNIA
                                                               FLORIDA
[BRIDGE]                                                 MASSACHUSETTS
                                                           MISSISSIPPI
                                                              NEW YORK
                                                                  OHIO
                                                          RHODE ISLAND
                                                         WEST VIRGINIA

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                    IMPORTANT NOTICE REGARDING DELIVERY
                         OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

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EATON VANCE MUNICIPALS FUNDS as of March 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President


Amid the dramatic interest rate decline of recent years, many bonds issued at relatively high interest rates from 1993-1998 have been pre-refunded by their issuers. As a result, escrowed bonds have played an increasingly prominent role in municipal bond portfolios. However, while these bonds are valued by professional investors, analysts and portfolio managers, many individual investors have little knowledge of why bonds are escrowed. As part of our continuing educational series, we thought it might be helpful to discuss the mechanics of escrowed bonds and the role of those bonds in the municipal market.

THE PROCESS OF ESCROWING
MUNICIPAL BONDS TO MATURITY...

In the escrowing process, an issuing jurisdiction essentially refinances original-issue debt with newer, usually lower-interest debt. The jurisdiction issues a "refunding bond," the proceeds of which are used to purchase specially-issued U.S. Treasury bonds -- State and Local Government Series bonds, which are held in an irrevocable escrow account by a trustee bank. The principal and interest payments of these Treasury bonds exactly match the future principal and interest payments of the issuer's original bonds.

The principal and interest from these U.S. Treasuries are directed solely to pay the interest and principal on the tax-exempt bonds for which the escrow account was established. Thus, the original bonds are now backed by U.S. Treasuries and are, therefore, deemed among the highest quality of all tax-exempt issues.

BENEFITS FOR ISSUERS: LOWER INTEREST RATES
AND ADDED FLEXIBILITY...

When municipal bonds are escrowed, they are said to be "defeased." That means that the bonds are no longer governed by the original covenants and are no longer a direct obligation of the original issuer. The most common defeasance -- "high-to-low" defeasance -- is based on an economic rationale, in which an issuer seeks to take advantage of a significant decline in interest rates -- much the same way homeowners refinance their mortgages. By refunding high-coupon bonds with lower-coupon debt, issuers are able to reduce their interest expenses and save taxpayers and ratepayers money.

A second, less common procedure is "low-to-high" defeasance -- in which relatively low-coupon bonds are refunded with higher-coupon bonds. This refunding is generally based on a pressing political or structural need, done primarily to effect a change in bond covenants. This change may provide more flexibility for issuers by broadening a project's mandate or redefining revenue sources.

BENEFITS FOR INVESTORS: HIGHER QUALITY,
SHORTER MATURITIES, ATTRACTIVE COUPONS...

For investors, owning a bond that has been escrowed generally provides an immediate upgrade in quality -- and often in price -- because the bond is now backed by U.S. Treasuries. In addition, because these bonds are typically called at their earliest call date, they will have a shorter effective maturity and, therefore, less volatility. Finally, in most cases, the bond continues to pay an above-average coupon. These characteristics can represent distinct advantages for investors.

However compelling these benefits are, a portfolio manager still faces a key decision: whether to hold the bond with its attractive coupon and no credit risk -- or -- to sell the bond at its increased market value and redeploy the increased purchasing power at current interest rates. The portfolio manager must factor in market conditions, the interest rate outlook, the availability of bonds in the marketplace and call provisions. If the escrowed bond's original call provisions have been waived, that will dramatically improve the bond's trading characteristics.

These decisions can have a profound effect upon performance. Moreover, the treatment of escrowed bonds is yet another area that demonstrates the value of professional management. We believe that familiarity with bond covenants, trading patterns and in-depth analysis can provide investors a major advantage in municipal bond investing.

Sincerely,

/s/ Thomas J. Fetter
Thomas J. Fetter
President
May 9, 2003

-------------------------------------------------------------------------------
 MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.
-------------------------------------------------------------------------------
                                      2

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EATON VANCE MUNICIPALS FUNDS as of March 31, 2003

MARKET RECAP

The U.S. economy turned in a poor performance in late 2002 and early 2003. Waning consumer confidence and reduced capital spending resulted in weak demand for goods and services, a condition aggravated by the prolonged decline in the equity markets. Consumer spending, which had held up surprisingly well through much of 2002, slowed significantly by year end. For their part, businesses were loathe to commit new capital investment in an uncertain economy. These trends contributed to rising unemployment and increased volatility in the financial markets.

HELPED BY LOW INTEREST RATES AND SALES
INCENTIVES, THE AUTO AND HOUSING MARKETS
KEPT THE U.S. ECONOMY AFLOAT...

While economic activity remained sluggish, there were some bright spots that kept the economy afloat. Together with manufacturers' incentives, record-low interest rates encouraged car buyers. Similarly, low mortgage rates kept the housing market alive, although the torrid sales pace of recent years has cooled considerably. By year-end, however, amid rising consumer debt and an increasing jobless rate, there were signs that U.S. consumers were adopting more conservative spending habits.

THE FEDERAL RESERVE AGAIN LOWERED SHORT-TERM
INTEREST RATES IN NOVEMBER...

After rising a feeble 1.4% in the fourth quarter of 2002, the nation's Gross Domestic Product expanded 1.6% in the first quarter of 2003, according to preliminary figures. The nation's unemployment rate moved higher, as a clouded outlook prompted businesses to reduce payrolls. Meanwhile, business investment in new technology -- which generates innovation, improves productivity and is often viewed as a key to recovery -- was generally deferred until business owners can see beyond the current uncertainties. Against this backdrop, the Federal Reserve, which had held rates steady through most of the year, saw danger of a further retrenchment in November and reduced the Federal Funds rate -- a key short-term interest rate barometer -- to 1.25%, a 40-year low. The bond markets -- whose prices move in the opposite direction of interest rates -- rallied in response to that action. Ten-year Treasury bond yields, which were as high as 5.40% in March 2002 -- declined to 3.80% by March 31, 2003, as the economic recovery failed to materialize.

-------------------------------------------------------------------------------

Municipal bond yields exceeded Treasury yields

                 4.93%              8.03%
30 Year AAA-rated                  Taxable equivalent yield
General Obligation (GO) Bonds*     in 38.6% tax bracket

                4.82%
30-Year Treasury Bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield. Statistics as of March 31, 2003.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.
------------------------------------------------------------------------------

FACING REVENUE SHORTFALLS, MANY STATES ARE CONSIDERING
TAX INCREASES...

We continue to believe that municipal bonds merit a place in a diversified investment portfolio. Amid the uncertain economic outlook, we believe the prospect of a dramatic increase in interest rates remains remote. In addition, with states reporting revenue shortfalls as a result of the weak economy, many are faced with looming budget deficits. Because the overwhelming majority are legally obligated to balance their budgets, legislatures are faced with the unpleasant prospect of raising state taxes to achieve a balanced ledger. The potential for higher state taxes could make municipal bonds even more compelling for tax-conscious investors.

-------------------------------------------------------------------------------
 THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.
-------------------------------------------------------------------------------

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EATON VANCE CALIFORNIA MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- The California economic recovery stalled in 2002, amid a significant fall-off in consumer spending. The state saw weakness in information technology, the service sector and manufacturing, as employers responded to weaker orders with layoffs. The state's March 2003 jobless rate was 6.6%, unchanged from a year ago.

- Escrowed bonds continued to represent a significant investment for the Portfolio. These issues have been pre-refunded by their issuers and, because they are backed by Treasury bonds, have a AAA credit rating. Meanwhile, they continued to provide an excellent stream of income. Lease revenue/certificates of participation (COPs) and insured COPs* were also a large holding of the Portfolio. COPs are an alternative financing tool often used to finance public improvements, water utilities and recreational facilities.

- Management continued to focus on Portfolio diversification, on an issue, sector, coupon and structural basis. Call protection has been another key consideration, particularly in the current market environment.

RATING DISTRIBUTION+

[CHART]

AAA                60.6%
AA                 13.5%
A                   7.3%
BBB                 3.3%
BB                  1.0%
Non-Rated          14.3%

+May not represent the Portfolio's current or future investments.

THE FUND

- During the six months ended March 31, 2003, the Fund's Class A and
  Class B shares had total returns of -0.10% and -0.18%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.97 on March 31, 2003, from $11.25 on September 30, 2002, and the reinvestment of $0.264 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.15 from $10.40 during the same period, and the reinvestment of $0.227 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003, the distribution rates were 4.83% for Class A and 4.48% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.67% and 8.04%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at March 31,
  2003, were 4.41% and 4.43%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.92% and 7.95%, respectively.(4)

FUND STATISTICS+

- Number of Issues:                     76
- Effective Maturity:                   11.3 years
- Average Rating:                       AA
- Average Call:                         10.1 years
- Average Dollar Price:                 $97.80

* Private insurance does not remove the interest rate risks associated with these investments.

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(6)                                                                   CLASS A   CLASS B
-------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                         10.33%    10.09%
Five Years                                                                        5.05      4.74
Ten Years                                                                         N.A.      5.28
Life of Fund++                                                                    6.67      6.14

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                          5.09%     5.09%
Five Years                                                                        4.04      4.41
Ten Years                                                                         N.A.      5.28
Life of Fund++                                                                    6.08      6.14

++Inception date: Class A: 5/27/94; Class B: 12/19/85

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 44.31% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE FLORIDA MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Florida's job growth outpaced that of the Southeast region and the nation in 2002. Construction activity was strong, as migration continued to generate demand for single- and multifamily housing. The state's resorts and theme parks, however, struggled in the face of lower attendance. The state's jobless rate was 5.2% in March 2003, down from 5.6% a year ago.

- Insured* transportation bonds remained an important focus for the Portfolio, including bonds for thruways, turnpikes, airports and port facilities -- key elements in the state's economic infrastructure.

- Insured* water and sewer bonds represented a major investment. Increased issuance of bonds to finance water infrastructure projects in Florida cities and towns has provided some compelling investment opportunities.

- Insured* special tax revenue bonds constituted a significant commitment for the Portfolio. These high-quality bonds are secured by a variety of sources, including sales tax revenue, excise tax, recreational revenues, franchise taxes, business license fees, and other taxes.

RATING DISTRIBUTION+

[CHART]

AAA                  68.9%
AA                    6.9%
A                     6.3%
BBB                   1.8%
Non-Rated            16.1%

+May not represent the Portfolio's current or future investments.

THE FUND

- During the six months ended March 31, 2003, the Fund's Class A and Class B shares had total returns of 0.62% and 0.20%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.73 on March 31, 2003, from $10.94 on September 30, 2002, and the reinvestment of $0.274 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $11.00 from $11.22 during the same period, and the reinvestment of $0.239 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003, the distribution rates were 5.12% for Class A and 4.36% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.34% and 7.10%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2003, were 4.33% and 3.80%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.05% and 6.19%, respectively.(4)

FUND STATISTICS+

- Number of Issues:          91
- Effective Maturity:        12.0 years
- Average Rating:            AA
- Average Call:              7.9 years
- Average Dollar Price:      $99.50

* Private insurance does not remove the interest rate risks associated with these investments.


FUND INFORMATION
as of March 31, 2003

PERFORMANCE(6)                                                                  CLASS A   CLASS B
-------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                        8.93%     8.15%
Five Years                                                                      5.14      4.33
Ten Years                                                                       N.A.      4.84
Life of Fund++                                                                  6.46      6.24

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                        3.72%     3.15%
Five Years                                                                      4.11      4.00
Ten Years                                                                       N.A.      4.84
Life of Fund++                                                                  5.89      6.24

++ Inception date: Class A: 4/5/94; Class B: 8/28/90

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state intangibles tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 38.60% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE MASSACHUSETTS MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The Massachusetts economy has been hard hit by the downturn in two of its major job generators -- financial services and technology. Sharp declines in the equity markets have lowered investor confidence, while technology has yet to see a resumption of capital spending. The state's March 2003 unemployment rate was 5.3%, up from 5.1% a year ago.

- Escrowed bonds were once again the Portfolio's largest sector weighting at March 31, 2003. Pre-refunded and backed by Treasury bonds, escrowed issues provide above-average coupons, are deemed very high quality and are especially valued by investors in a poor credit environment.

- In a challenging health care climate, management remained very selective with respect to the hospital sector, continuing to focus on insured* and uninsured hospital issues from well-positioned institutions, including
  Milford-Whitinsville Hospital and Partners Healthcare System.

RATING DISTRIBUTION+

[CHART]

AAA                    47.4%
AA                     25.3%
A                      11.2%
BBB                     9.7%
Non-Rated               6.4%

+May not represent the Portfolio's current or future investments.

THE FUND

- During the six months ended March 31, 2003, the Fund's Class A, Class B, and Class I shares had total returns of 1.06%, 0.66%, and 1.19%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.71 on March 31, 2003, from $9.85 on September 30, 2002, and the reinvestment of $0.240 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.83 from $10.99 during the same period, and the reinvestment of $0.229 per share in tax-free income.(2) For Class I, this return resulted from a decrease in NAV to $10.03 from $10.17 during the same period, and the reinvestment of $0.257 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003, the distribution rates were 4.95% for Class A, 4.25% for Class B, and 5.13% for Class I.(3) The distribution rates of Class A, Class B, and Class I are equivalent to taxable rates of 8.51%, 7.31%, and 8.82%, respectively.(4)

- The SEC 30-day yields for Class A, Class B, and Class I shares at March 31, 2003, were 4.51%, 3.98%, and 4.93%, respectively.(5) The SEC 30-day yields of Class A, Class B, and Class I are equivalent to taxable yields of 7.76%, 6.84%, and 8.48%, respectively.(4)

FUND STATISTICS+

- Number of Issues:           71
- Effective Maturity:         11.6 years
- Average Rating:             AA
- Average Call:               9.6 years
- Average Dollar Price:       $96.58

* Private insurance does not remove the interest rate risks associated with these investments.

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(6)                                                                 CLASS A  CLASS B  CLASS I
--------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                         9.88%   9.14%   10.19%
Five Years                                                                       5.19    4.39     5.36
Ten Years                                                                        N.A.    4.92    N.A.
Life of Fund++                                                                   5.16    5.93     5.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                         4.69%   4.14%   10.19%
Five Years                                                                       4.17    4.05     5.36
Ten Years                                                                        N.A.    4.92    N.A.
Life of Fund++                                                                   4.61    5.93     5.64

++Inception date: Class A: 12/7/93; Class B: 4/18/91; Class I: 6/17/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. Class I generally has no sales charge. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 41.85% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
    (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE MISSISSIPPI MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- The Mississippi economy remained mixed during the past six months.
  The state's February 2003 jobless rate was 6.0%, slightly higher than the national rate of 5.8%, but layoffs in the state decreased to a three-year low. A setback occurred in early April when severe weather resulted in extensive damage throughout Mississippi; federal disaster assistance has been requested.

- Insured hospital bonds* were again a major investment for the Portfolio. Amid new reimbursement rules and intense competition, the Fund focused on institutions we believe have sound financial structures, good management and a favorable demographic base. Escrowed/prerefunded bonds also constituted a large investment. These issues have been pre-refunded by their issuers and, because they are backed by Treasury bonds, have a AAA credit rating. Meanwhile, they have continued to provide an excellent stream of income.

- Management continued its efforts to improve the Portfolio's call protection. With the decline of interest rates from their highs earlier in the decade, many bonds are now approaching call dates. Call protection has therefore become an increasingly important strategic consideration.

RATING DISTRIBUTION+

[CHART]

AAA                    68.2%
AA                      7.0%
A                       9.4%
BBB                    12.5%
Non-Rated               2.9%

THE FUND

- During the six months ended March 31, 2003, the Fund's Class A and Class B shares had total returns of 1.08% and 0.84%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.87 on March 31, 2003, from $10.00 on September 30, 2002, and the reinvestment of $0.234 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.10 from $10.22 during the same period, and the reinvestment of $0.202 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003, the distribution rates were 4.76% for Class A and 4.02% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.16% and 6.89%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2003, were 3.74% and 3.21%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.41% and 5.50%, respectively.(4)

FUND STATISTICS+

- Number of Issues:             42
- Effective Maturity:           8.6 years
- Average Rating:               AA+
- Average Call:                 6.6 years
- Average Dollar Price:         $102.12



* Private insurance does not remove the interest rate risks associated with these investments.

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(6)                                                                CLASS A  CLASS B
----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                       8.65%   7.89%
Five Years                                                                     5.03    4.23
Life of Fund++                                                                 4.96    4.68

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                       3.44%   2.89%
Five Years                                                                     4.02    3.89
Life of Fund++                                                                 4.41    4.68

++Inception date: Class A: 12/7/93; Class B: 6/11/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 41.67% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
    - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NEW YORK MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- The New York economy has yet to regain its pre-September 11 level of employment. The key financial services sector remained under pressure, as the equity markets experienced continued volatility and underwriting was below the pace of previous years. The state's March 2003 jobless rate was 6.1%, up from 6.0% a year ago.

- Education bonds were attractive in a slow economy, as they have historically tended to be relatively immune to economic cycles. Investments included issues for some of the state's public universities. Lease revenue/certificates of participation (COP) constituted significant investments, as well. COPs are an alternative financing tool often used to finance the purchase of equipment for transportation and power generation projects.

- Management established ample call protection for the Portfolio, opting in favor of bonds with longer-dated call provisions. Over time, call protection can have a significant effect on a Portfolio's long-term performance.

RATING DISTRIBUTION+

[CHART]

AAA                    24.7%
AA                     45.6%
A                      16.3%
BBB                     3.1%
B                       0.5%
CCC                     0.3%
Non-Rated               9.5%

THE FUND

- During the six months ended March 31, 2003, the Fund's Class A and Class B shares had total returns of 0.08% and -0.20%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $10.81 on March 31, 2003, from $11.07 on September 30, 2002, and the reinvestment of $0.258 per share in tax-free income and $0.006 per share in capital gains.(2) For Class B, this return resulted from a decrease in NAV to $11.68 from $11.95 during the same period, and the reinvestment of $0.237 per share in tax-free income and $0.006 per share in capital gains.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003, the distribution rates were 4.79% for Class A and 4.06% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.38% and 7.10%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2003, were 4.16% and 3.86%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.27% and 6.75%, respectively.(4)

FUND STATISTICS+

- Number of Issues:            75
- Effective Maturity:          12.7 years
- Average Rating:              AA-
- Average Call:                11.9 years
- Average Dollar Price:        $109.87



+May not represent the Portfolio's current or future investments.

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(6)                                                                  CLASS A  CLASS B
------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                        8.92%    8.23%
Five Years                                                                      5.74     4.97
Ten Years                                                                       N.A.     5.32
Life of Fund++                                                                  6.69     6.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                        3.74%    3.23%
Five Years                                                                      4.72     4.64
Ten Years                                                                       N.A.     5.32
Life of Fund++                                                                  6.11     6.76

++Inception date: Class A: 4/15/94; Class B: 8/30/90

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.81% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75 and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE OHIO MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- Ohio's economy was a mixed picture in early 2003. Manufacturing showed slight improvement, with some idle capacity coming back on-line. Commercial construction remained weak, however, reflecting sluggish business conditions and governmental budget concerns. The state's March 2003 jobless rate was 6.0%, up from 5.8% a year ago.

- Hospital bonds represented the Portfolio's largest sector weighting at March 31, 2003. In a very competitive Ohio hospital market, the Portfolio focused on those institutions with sound financial structures, good management and a favorable demographic base.

- Nursing homes constituted a major investment for the Portfolio. Managment focused on facilities with experienced management and sound fundamentals, an increasingly important consideration as the industry has been characterized by overbuilding in some markets.

RATING DISTRIBUTION+

[CHART]

AAA                     44.3%
AA                      10.2%
A                       19.0%
BBB                      7.2%
BB                       1.3%
B                        1.9%
Non-Rated               16.1%

+May not represent the Portfolio's current or future investments.

THE FUND

- During the six months ended March 31, 2003, the Fund's Class A and Class B shares had total returns of 0.80% and 0.54%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.12 on March 31, 2003, from $9.29 on September 30, 2002, and the reinvestment of $0.240 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.31 from $10.49 during the same period, and the reinvestment of $0.233 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003, the distribution rates were 5.29% for Class A and 4.54% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.32% and 7.99%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2003, were 5.03% and 4.59%, respectively.(5) The SEC 30-day yields of Class A and
  Class B are equivalent to taxable yields of 8.86% and 8.08%, respectively.(4)

FUND STATISTICS+

- Number of Issues:           78
- Effective Maturity:         11.6 years
- Average Rating:             AA-
- Average Call:               8.0 years
- Average Dollar Price:       $102.64



* Private insurance does not remove the interest rate risks associated with these investments.

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(6)                                                                    CLASS A  CLASS B
--------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                          7.54%    6.84%
Five Years                                                                        4.25     3.47
Ten Years                                                                         N.A.     4.58
Life of Fund++                                                                    4.58     5.57

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                          2.39%    1.84%
Five Years                                                                        3.25     3.15
Ten Years                                                                         N.A.     4.58
Life of Fund++                                                                    4.03     5.57

++Inception date: Class A: 12/7/93; Class B: 4/18/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class
    B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 43.21% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75 and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE RHODE ISLAND MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- Job growth in Rhode Island picked up modestly over the past 6 months, with construction jobs leading the pack in new job creation. The state's unemployment rate rose to 5.3% in March 2003, up from 4.9% in March 2002. Governor Donald L. Carcieri marked his first 100 days in office by announcing his goal of creating 20,000 new jobs in the state.

- Insured* education bonds were the Portfolio's largest weighting. In an uncertain economic climate, university and secondary school bonds were especially attractive. Institutions whose applications for admission consistently exceed placement capacity tend to enjoy stable tuition income even while other types of bond issuers face declining revenues.

- Insured* general obligations (GOs) were a significant investment for the Portfolio. These issues represented high quality, especially at a time of uncertain revenues for industrial and economically-sensitive issuers.

- Management sought to improve call protection and broaden diversification.
  The Portfolio's investments were diversified by issuer, sector, region within the state, and coupon allocation.

RATING DISTRIBUTION+

[CHART]

AAA                        72.0%
AA                          3.1%
A                           9.5%
BBB                         9.4%
Non-Rated                   6.0%

THE FUND

- During the six months ended March 31, 2003, the Fund's Class A and Class B shares had total returns of 0.17% and -0.34%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.79 on March 31, 2003, from $10.01 on September 30, 2002, and the reinvestment of $0.234 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.01 from $10.25 during the same period, and the reinvestment of $0.203 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003, the distribution rates were 4.79% for Class A and 4.07% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.64% and 7.34%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2003, were 4.21% and 3.67%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.59% and 6.62%, respectively.(4)

FUND STATISTICS+

- Number of Issues:          64
- Effective Maturity:        9.4 years
- Average Rating:            AA+
- Average Call:              7.2 years
- Average Dollar Price:      $103.41


* Private insurance does not remove the interest rate risks associated with these investments.

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(6)                                                                   CLASS A   CLASS B
--------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                          9.04%    8.07%
Five Years                                                                        5.12     4.32
Life of Fund++                                                                    4.84     4.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                          3.86%    3.07%
Five Years                                                                        4.09     3.98
Life of Fund++                                                                    4.29     4.64

++Inception date: Class A: 12/7/93; Class B: 6/11/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 44.53% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE WEST VIRGINIA MUNICIPALS FUND as of March 31, 2003

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- West Virginia's unemployment rate fell to 6.3% in March 2003. Total employment rose for the period, with the goods-producing and service-providing sectors leading the gains. Since last year, the biggest gains were to be found in business and professional services, offset by manufacturing job losses.

- Insured* hospitals was the Portfolio's largest sector weighting at March 31, 2003. The Portfolio focused its investments on acute care institutions with good market share, as well as facilities with in-demand health care specialties, such as cancer treatment, dialysis or rehabilitation services.

- Insured* water and sewer issuers remained an important focus for the Portfolio. Water and sewer bonds have offered stable revenue stream in an uncertain economic environment. The sector has offered excellent diversification as many communities upgrade their water facilities due to growth.

RATING DISTRIBUTION+

[CHART]

AAA                    75.9%
A                      13.7%
BBB                     8.9%
Non-Rated               1.5%

+ May not represent the Portfolio's current or future investments.

THE FUND

- During the six months ended March 31, 2003, the Fund's Class A and Class B shares had total returns of 0.25% and -0.17%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.92 on March 31, 2003, from $10.13 on September 30, 2002, and the reinvestment of $0.232 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.12 from $10.34 during the same period, and the reinvestment of $0.200 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2003, the distribution rates were 4.69% for Class A and 3.96% for Class B.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.17% and 6.90%, respectively.(4)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2003, were 4.42% and 3.88%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.70% and 6.76%, respectively.(4)

FUND STATISTICS+

- Number of Issues:              47
- Effective Maturity:            9.9 years
- Average Rating:                AA+
- Average Call:                  8.5 years
- Average Dollar Price:          $92.89



* Private insurance does not remove the interest rate risks associated with these investments.

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(6)                                                                     CLASS A  CLASS B
---------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                           9.35%    8.60%
Five Years                                                                         4.95     4.15
Life of Fund++                                                                     5.03     4.65

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                           4.20%    3.60%
Five Years                                                                         3.92     3.81
Life of Fund++                                                                     4.48     4.65

++Inception date: Class A: 12/13/93; Class B: 6/11/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class
    B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.59% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
---------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost               $218,449,777    $249,263,474     $197,388,748       $16,264,779
   Unrealized appreciation         32,064,557      21,065,841       16,838,458         1,270,057
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                      $250,514,334    $270,329,315     $214,227,206       $17,534,836
---------------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                          $  1,431,603    $     73,602     $    207,190       $    16,556
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                     $251,945,937    $270,402,917     $214,434,396       $17,551,392
---------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                      $    247,076    $    172,033     $    214,674       $        --
Dividends payable                     495,006         511,641          454,895            32,787
Payable to affiliate for
   Trustees' fees                          --              60               --                --
Payable to affiliate for
   distribution and service
   fees                                39,787              --               --                --
Accrued expenses                       37,029          52,653           33,611            11,050
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                $    818,898    $    736,387     $    703,180       $    43,837
---------------------------------------------------------------------------------------------------
NET ASSETS                       $251,127,039    $269,666,530     $213,731,216       $17,507,555
---------------------------------------------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------------------------------------------
Paid-in capital                  $240,274,206    $253,111,488     $207,630,143       $17,619,289
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                          (21,570,397)     (5,989,256)     (10,870,143)       (1,401,264)
Accumulated undistributed net
   investment income                  358,673       1,478,457          132,758            19,473
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                           32,064,557      21,065,841       16,838,458         1,270,057
---------------------------------------------------------------------------------------------------
TOTAL                            $251,127,039    $269,666,530     $213,731,216       $17,507,555
---------------------------------------------------------------------------------------------------
Class A Shares
---------------------------------------------------------------------------------------------------
NET ASSETS                       $ 28,904,457    $ 22,878,494     $ 40,544,952       $ 2,595,245
SHARES OUTSTANDING                  2,635,417       2,132,079        4,175,639           262,926
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      10.97    $      10.73     $       9.71       $      9.87
MAXIMUM OFFERING PRICE PER
   SHARE
   (100 DIVIDED BY 95.25 of
      net asset value per
      share)                     $      11.52    $      11.27     $      10.19       $     10.36
---------------------------------------------------------------------------------------------------
Class B Shares
---------------------------------------------------------------------------------------------------
NET ASSETS                       $222,222,582    $246,788,036     $164,465,335       $14,912,310
SHARES OUTSTANDING                 21,894,495      22,428,177       15,190,584         1,477,148
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      10.15    $      11.00     $      10.83       $     10.10
---------------------------------------------------------------------------------------------------
Class I Shares
---------------------------------------------------------------------------------------------------
NET ASSETS                       $         --    $         --     $  8,720,929       $        --
SHARES OUTSTANDING                         --              --          869,612                --
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $         --    $         --     $      10.03       $        --
---------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
--------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost              $305,042,917   $168,443,555     $52,263,543        $25,724,146
   Unrealized appreciation        38,788,152      9,611,288       3,036,107          1,833,594
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $343,831,069   $178,054,843     $55,299,650        $27,557,740
--------------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    348,733   $    163,965     $   126,478        $    68,367
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                    $344,179,802   $178,218,808     $55,426,128        $27,626,107
--------------------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    419,425   $    340,430     $     5,258        $    27,974
Dividends payable                    614,461        322,398          87,470             50,556
Payable to affiliate for
   Trustees' fees                         --             84              --                 --
Accrued expenses                      54,287         32,625          16,312             19,468
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES               $  1,088,173   $    695,537     $   109,040        $    97,998
--------------------------------------------------------------------------------------------------
NET ASSETS                      $343,091,629   $177,523,271     $55,317,088        $27,528,109
--------------------------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------------------------
Paid-in capital                 $305,173,845   $176,569,886     $54,873,314        $27,190,522
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                          (1,881,951)    (9,138,557)     (2,673,047)        (1,472,554)
Accumulated undistributed
   (distributions in excess
   of) net investment income       1,011,583        480,654          80,714            (23,453)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          38,788,152      9,611,288       3,036,107          1,833,594
--------------------------------------------------------------------------------------------------
TOTAL                           $343,091,629   $177,523,271     $55,317,088        $27,528,109
--------------------------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------------------------
NET ASSETS                      $ 32,963,836   $ 16,091,955     $11,582,423        $ 3,607,073
SHARES OUTSTANDING                 3,048,502      1,763,540       1,183,106            363,532
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      10.81   $       9.12     $      9.79        $      9.92
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                    $      11.35   $       9.57     $     10.28        $     10.41
--------------------------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------------------------
NET ASSETS                      $310,127,793   $161,431,316     $43,734,665        $23,921,036
SHARES OUTSTANDING                26,542,703     15,659,842       4,367,073          2,363,058
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      11.68   $      10.31     $     10.01        $     10.12
--------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

                                CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
---------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                      $ 7,364,320    $ 8,056,554      $ 6,241,890         $ 478,812
Expenses allocated from
   Portfolio                         (682,680)      (708,086)        (536,941)          (30,258)
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                      $ 6,681,640    $ 7,348,468      $ 5,704,949         $ 448,554
---------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------
Trustees fees and expenses        $     1,864    $     1,747      $     1,864         $      93
Distribution and service fees
   Class A                             30,961         22,203           38,764             2,085
   Class B                            518,883      1,171,421          779,081            69,569
Legal and accounting services           8,428         12,686            8,364             7,753
Printing and postage                    9,748         15,101            8,197             1,136
Custodian fee                          12,814         14,112           11,869             4,203
Transfer and dividend
   disbursing agent fees               48,179          7,341           43,342             4,617
Registration fees                         467          4,377            3,012                --
Miscellaneous                             622          2,175            1,994             1,005
---------------------------------------------------------------------------------------------------
TOTAL EXPENSES                    $   631,966    $ 1,251,163      $   896,487         $  90,461
---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME             $ 6,049,674    $ 6,097,305      $ 4,808,462         $ 358,093
---------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
---------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $ 3,248,910    $    29,860      $ 1,049,323         $  (1,421)
   Financial futures contracts     (1,365,691)    (1,441,481)      (2,067,206)          (64,060)
---------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)          $ 1,883,219    $(1,411,621)     $(1,017,883)        $ (65,481)
---------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                 $(9,665,913)   $(5,149,773)     $(3,908,715)        $(217,564)
   Financial futures contracts      1,018,824      1,098,307        1,652,822            58,747
---------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $(8,647,089)   $(4,051,466)     $(2,255,893)        $(158,817)
---------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                           $(6,763,870)   $(5,463,087)     $(3,273,776)        $(224,298)
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS         $  (714,196)   $   634,218      $ 1,534,686         $ 133,795
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

                                NEW YORK FUND   OHIO FUND   RHODE ISLAND FUND  WEST VIRGINIA FUND
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                     $ 9,964,023   $ 5,661,185     $ 1,526,691         $ 733,974
Expenses allocated from
   Portfolio                        (876,979)     (448,081)       (109,460)          (45,315)
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                     $ 9,087,044   $ 5,213,104     $ 1,417,231         $ 688,659
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Trustees fees and expenses       $     1,864   $     1,588     $       932         $      84
Distribution and service fees
   Class A                            30,511        14,414          10,595             3,541
   Class B                         1,230,404       769,732         206,388           110,565
Legal and accounting services          8,547         6,970           8,419             5,892
Printing and postage                  12,880         9,872           2,372             1,080
Custodian fee                         14,588        10,007           4,958             3,641
Transfer and dividend
   disbursing agent fees              83,659        32,172          11,064             6,347
Registration fees                        451         3,487             182               717
Miscellaneous                          2,489         1,177           1,336             1,074
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                   $ 1,385,393   $   849,419     $   246,246         $ 132,941
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME            $ 7,701,651   $ 4,363,685     $ 1,170,985         $ 555,718
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)    $ 1,937,058   $(1,303,723)    $     1,279         $  81,824
   Financial futures contracts    (2,436,170)   (1,492,618)       (284,326)         (123,566)
-------------------------------------------------------------------------------------------------
NET REALIZED LOSS                $  (499,112)  $(2,796,341)    $  (283,047)        $ (41,742)
-------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                $(9,759,327)  $(1,985,052)    $(1,183,809)        $(623,072)
   Financial futures contracts     2,151,745     1,291,258         197,113            93,967
   Interest rate swap
      contracts                      (37,154)           --          (6,290)               --
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)   $(7,644,736)  $  (693,794)    $  (992,986)        $(529,105)
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                          $(8,143,848)  $(3,490,135)    $(1,276,033)        $(570,847)
-------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS        $  (442,197)  $   873,550     $  (105,048)        $ (15,129)
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $  6,049,674    $  6,097,305     $  4,808,462       $   358,093
   Net realized gain (loss)            1,883,219      (1,411,621)      (1,017,883)          (65,481)
   Net change in unrealized
      appreciation (depreciation)     (8,647,089)     (4,051,466)      (2,255,893)         (158,817)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS           $   (714,196)   $    634,218     $  1,534,686       $   133,795
------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $   (602,086)   $   (570,390)    $   (966,168)      $   (49,904)
      Class B                         (5,038,378)     (5,408,655)      (3,509,335)         (296,446)
      Class I                                 --              --         (222,691)               --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $ (5,640,464)   $ (5,979,045)    $ (4,698,194)      $  (346,350)
------------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $  6,406,777    $  4,353,473     $  4,367,373       $   742,754
      Class B                          6,039,513       9,922,808        8,403,845           581,687
      Class I                                 --              --          216,494                --
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                            195,349         204,968          242,857            12,490
      Class B                          1,999,165       1,837,536        1,696,258           123,950
      Class I                                 --              --           34,521                --
   Cost of shares redeemed
      Class A                         (1,964,249)     (3,135,160)      (2,383,689)          (83,463)
      Class B                        (14,093,271)    (14,640,918)     (12,739,939)         (804,207)
      Class I                                 --              --         (282,380)               --
   Contingent deferred sales
      charges
      Class B                             62,254              --               --                --
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS               $ (1,354,462)   $ (1,457,293)    $   (444,660)      $   573,211
------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $ (7,709,122)   $ (6,802,120)    $ (3,608,168)      $   360,656
------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------
At beginning of period              $258,836,161    $276,468,650     $217,339,384       $17,146,899
------------------------------------------------------------------------------------------------------
AT END OF PERIOD                    $251,127,039    $269,666,530     $213,731,216       $17,507,555
------------------------------------------------------------------------------------------------------
Accumulated undistributed
net investment income
included in net assets
------------------------------------------------------------------------------------------------------
AT END OF PERIOD                    $    358,673    $  1,478,457     $    132,758       $    19,473
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

INCREASE (DECREASE) IN NET ASSETS  NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
-----------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  7,701,651   $  4,363,685     $ 1,170,985        $   555,718
   Net realized loss                   (499,112)    (2,796,341)       (283,047)           (41,742)
   Net change in unrealized
      appreciation (depreciation)    (7,644,736)      (693,794)       (992,986)          (529,105)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $   (442,197)  $    873,550     $  (105,048)       $   (15,129)
-----------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $   (733,322)  $   (382,102)    $  (253,909)       $   (83,507)
      Class B                        (6,313,699)    (3,693,937)       (883,972)          (463,996)
   From net realized gain
      Class A                           (17,681)            --              --                 --
      Class B                          (167,562)            --              --                 --
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $ (7,232,264)  $ (4,076,039)    $(1,137,881)       $  (547,503)
-----------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $  6,349,979   $  4,256,852     $ 2,309,514        $   311,433
      Class B                        14,132,437      5,647,684       3,197,103          1,620,438
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                           310,690        158,950         148,437             47,091
      Class B                         3,563,871      1,685,719         471,830            223,833
   Cost of shares redeemed
      Class A                        (2,859,200)    (2,593,524)       (819,123)          (200,799)
      Class B                       (21,050,575)    (9,971,230)     (3,430,147)        (1,129,654)
   Contingent deferred sales
      charges
      Class B                             4,609             --              --                 --
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $    451,811   $   (815,549)    $ 1,877,614        $   872,342
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $ (7,222,650)  $ (4,018,038)    $   634,685        $   309,710
-----------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------
At beginning of period             $350,314,279   $181,541,309     $54,682,403        $27,218,399
-----------------------------------------------------------------------------------------------------
AT END OF PERIOD                   $343,091,629   $177,523,271     $55,317,088        $27,528,109
-----------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------------
AT END OF PERIOD                   $  1,011,583   $    480,654     $    80,714        $   (23,453)
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2002

INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA FUND  FLORIDA FUND  MASSACHUSETTS FUND  MISSISSIPPI FUND
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $ 11,797,342    $ 12,795,217     $  9,260,420       $   702,423
   Net realized gain (loss)           (4,240,325)      1,068,922       (1,566,299)          (81,303)
   Net change in unrealized
      appreciation (depreciation)     12,344,725       6,153,853        7,679,514           493,273
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $ 19,901,742    $ 20,017,992     $ 15,373,635       $ 1,114,393
------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $ (1,089,431)   $ (1,002,314)    $ (1,487,611)      $   (90,789)
      Class B                        (10,250,633)    (11,131,133)      (7,023,224)         (607,437)
      Class I                                 --              --         (402,785)               --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(11,340,064)   $(12,133,447)    $ (8,913,620)      $  (698,226)
------------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $  6,239,103    $ 12,359,617     $ 13,642,368       $   585,406
      Class B                         17,538,203      18,081,090       16,081,172         1,238,705
      Class I                                 --              --        1,605,132                --
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                            380,647         466,737          822,669            28,539
      Class B                          4,035,414       3,690,283        3,273,977           247,801
      Class I                                 --              --           51,431                --
   Cost of shares redeemed
      Class A                         (3,690,906)     (6,410,472)      (3,537,776)         (837,618)
      Class B                        (21,716,436)    (32,175,012)     (17,843,371)       (1,369,060)
      Class I                                 --              --          (20,086)               --
   Contingent deferred sales
      charges
      Class B                             96,627              --               --                --
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS               $  2,882,652    $ (3,987,757)    $ 14,075,516       $  (106,227)
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS          $ 11,444,330    $  3,896,788     $ 20,535,531       $   309,940
------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------
At beginning of year                $247,391,831    $272,571,862     $196,803,853       $16,836,959
------------------------------------------------------------------------------------------------------
AT END OF YEAR                      $258,836,161    $276,468,650     $217,339,384       $17,146,899
------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
------------------------------------------------------------------------------------------------------
AT END OF YEAR                      $    (50,537)   $  1,360,197     $     22,490       $     7,730
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2002

INCREASE (DECREASE) IN NET ASSETS  NEW YORK FUND   OHIO FUND    RHODE ISLAND FUND  WEST VIRGINIA FUND
-----------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 14,859,986   $  8,424,433     $ 2,069,625        $ 1,042,667
   Net realized gain (loss)            (920,654)    (4,432,904)         46,930            (15,045)
   Net change in unrealized
      appreciation (depreciation)    14,390,161      7,204,107       1,600,695          1,014,555
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 28,329,493   $ 11,195,636     $ 3,717,250        $ 2,042,177
-----------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $ (1,190,506)  $   (674,706)    $  (424,629)       $  (146,704)
      Class B                       (12,754,775)    (7,518,128)     (1,628,829)          (892,100)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(13,945,281)  $ (8,192,834)    $(2,053,458)       $(1,038,804)
-----------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 12,796,216   $  5,261,148     $ 2,508,264        $   377,207
      Class B                        22,320,752     11,298,395       7,230,570          2,085,076
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                           469,995        311,397         242,569            101,131
      Class B                         6,662,435      3,418,669         831,814            421,728
   Cost of shares redeemed
      Class A                        (5,133,769)    (3,436,027)       (516,950)           (23,208)
      Class B                       (39,832,173)   (20,279,498)     (2,207,213)        (1,453,425)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $ (2,716,544)  $ (3,425,916)    $ 8,089,054        $ 1,508,509
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $ 11,667,668   $   (423,114)    $ 9,752,846        $ 2,511,882
-----------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------
At beginning of year               $338,646,611   $181,964,423     $44,929,557        $24,706,517
-----------------------------------------------------------------------------------------------------
AT END OF YEAR                     $350,314,279   $181,541,309     $54,682,403        $27,218,399
-----------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------------------
AT END OF YEAR                     $    356,953   $    193,008     $    47,610        $   (31,668)
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CALIFORNIA FUND -- CLASS A
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999        1998(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.250              $10.880            $10.270        $10.320      $11.340       $10.900
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.275              $ 0.548            $ 0.533        $ 0.536      $ 0.544       $ 0.556
Net realized and unrealized
   gain (loss)                         (0.291)               0.352              0.619         (0.031)      (1.007)        0.468
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.016)             $ 0.900            $ 1.152        $ 0.505      $(0.463)      $ 1.024
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.264)             $(0.530)           $(0.542)       $(0.555)     $(0.557)      $(0.584)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.264)             $(0.530)           $(0.542)       $(0.555)     $(0.557)      $(0.584)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.970              $11.250            $10.880        $10.270      $10.320       $11.340
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.10)%               8.61%             11.46%          5.17%       (4.25)%        9.65%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $28,904              $24,863            $21,089        $17,617      $16,675       $ 9,740
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.89%(5)             0.91%              0.94%          0.89%        0.78%         0.79%
   Expenses after custodian
      fee reduction(4)                   0.87%(5)             0.91%              0.91%          0.88%        0.76%         0.77%
   Net investment income                 5.08%(5)             5.09%              5.00%          5.35%        4.93%         5.02%
Portfolio Turnover of the
   Portfolio                               10%                   3%                26%            13%          28%           16%
---------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.87%
---------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.05% to 5.09%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                     CALIFORNIA FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ----------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999         1998(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.400             $ 10.050          $  9.490       $  9.520      $ 10.420      $ 10.010
----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.244             $  0.474          $  0.450       $  0.475      $  0.474      $  0.431
Net realized and unrealized
   gain (loss)                          (0.270)               0.327             0.572         (0.024)       (0.934)        0.428
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.026)            $  0.801          $  1.022       $  0.451      $ (0.460)     $  0.859
----------------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.227)            $ (0.455)         $ (0.467)      $ (0.487)     $ (0.448)     $ (0.449)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.227)            $ (0.455)         $ (0.467)      $ (0.487)     $ (0.448)     $ (0.449)
----------------------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES
   CHARGES                            $  0.003             $  0.004          $  0.005       $  0.006      $  0.008      $     --
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.150             $ 10.400          $ 10.050       $  9.490      $  9.520      $ 10.420
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (0.18)%               8.30%            11.09%          5.06%        (4.50)%        8.80%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $222,223             $233,973          $226,303       $220,693      $252,763      $300,914
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.10%(5)             1.24%             1.26%          1.13%         1.18%         1.66%
   Expenses after custodian
      fee reduction(4)                    1.08%(5)             1.24%             1.23%          1.12%         1.16%         1.64%
   Net investment income                  4.87%(5)             4.77%             4.58%          5.13%         4.70%         4.25%
Portfolio Turnover of the
   Portfolio                                10%                   3%               26%            13%           28%           16%
----------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.08%
----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.73% to 4.77%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      FLORIDA FUND -- CLASS A
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999        1998(1)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.940              $10.630            $10.010        $10.190      $11.150       $10.640
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.278              $ 0.572            $ 0.561        $ 0.535      $ 0.549       $ 0.528
Net realized and unrealized
   gain (loss)                         (0.214)               0.287              0.593         (0.051)      (0.979)        0.532
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.064              $ 0.859            $ 1.154        $ 0.484      $(0.430)      $ 1.060
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.274)             $(0.549)           $(0.534)       $(0.539)     $(0.530)      $(0.550)
From net realized gain                     --                   --                 --         (0.125)          --            --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.274)             $(0.549)           $(0.534)       $(0.664)     $(0.530)      $(0.550)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.730              $10.940            $10.630        $10.010      $10.190       $11.150
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          0.62%                8.38%             11.76%          5.05%       (4.02)%       10.20%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $22,878              $21,866            $14,759        $12,558      $12,818       $11,764
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.78%(5)             0.86%              0.85%          0.89%        0.75%         0.73%
   Expenses after custodian
      fee reduction(4)                   0.77%(5)             0.82%              0.79%          0.84%        0.70%         0.69%
   Net investment income                 5.22%(5)             5.40%              5.38%          5.42%        5.07%         4.82%
Portfolio Turnover of the
   Portfolio                                9%                  19%                11%            12%          39%           25%
---------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.39% to 5.40%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      FLORIDA FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ----------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999         1998(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 11.220             $ 10.900          $ 10.270       $ 10.430      $ 11.420      $ 10.900
----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.244             $  0.507          $  0.495       $  0.479      $  0.466      $  0.447
Net realized and unrealized
   gain (loss)                          (0.225)               0.293             0.603         (0.046)       (1.001)        0.546
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.019             $  0.800          $  1.098       $  0.433      $ (0.535)     $  0.993
----------------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.239)            $ (0.480)         $ (0.468)      $ (0.468)     $ (0.455)     $ (0.473)
From net realized gain                      --                   --                --         (0.125)           --            --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.239)            $ (0.480)         $ (0.468)      $ (0.593)     $ (0.455)     $ (0.473)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 11.000             $ 11.220          $ 10.900       $ 10.270      $ 10.430      $ 11.420
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.20%                7.56%            10.93%          4.38%        (4.84)%        9.30%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $246,788             $254,603          $257,813       $264,028      $332,227      $442,863
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.53%(5)             1.61%             1.60%          1.58%         1.58%         1.55%
   Expenses after custodian
      fee reduction(4)                    1.52%(5)             1.57%             1.54%          1.53%         1.53%         1.51%
   Net investment income                  4.48%(5)             4.67%             4.64%          4.73%         4.23%         4.01%
Portfolio Turnover of the
   Portfolio                                 9%                  19%               11%            12%           39%           25%
----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.66% to 4.67%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    MASSACHUSETTS FUND -- CLASS A
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.850              $ 9.550            $ 9.020        $ 9.110        $ 9.940        $ 9.620
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.246              $ 0.496            $ 0.484        $ 0.478        $ 0.504        $ 0.493
Net realized and unrealized
   gain (loss)                         (0.146)               0.285              0.531         (0.071)        (0.828)         0.357
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.100              $ 0.781            $ 1.015        $ 0.407        $(0.324)       $ 0.850
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.240)             $(0.481)           $(0.485)       $(0.497)       $(0.506)       $(0.530)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.240)             $(0.481)           $(0.485)       $(0.497)       $(0.506)       $(0.530)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.710              $ 9.850            $ 9.550        $ 9.020        $ 9.110        $ 9.940
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          1.06%                8.48%             11.48%          4.70%         (3.42)%         9.07%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $40,545              $38,857            $26,819        $11,212        $15,825        $13,282
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.79%(5)             0.82%              0.84%          0.87%          0.70%          0.74%
   Expenses after custodian
      fee reduction(4)                   0.78%(5)             0.80%              0.80%          0.85%          0.68%          0.72%
   Net investment income                 5.12%(5)             5.21%              5.10%          5.49%          5.23%          5.04%
Portfolio Turnover of the
   Portfolio                               19%                  10%                 8%            15%            24%            28%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.17% to 5.21%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    MASSACHUSETTS FUND -- CLASS B
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.990             $ 10.660          $ 10.050       $ 10.130       $ 11.070       $ 10.690
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.236             $  0.476          $  0.461       $  0.468       $  0.470       $  0.468
Net realized and unrealized
   gain (loss)                          (0.167)               0.311             0.608         (0.088)        (0.945)         0.396
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.069             $  0.787          $  1.069       $  0.380       $ (0.475)      $  0.864
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.229)            $ (0.457)         $ (0.459)      $ (0.460)      $ (0.465)      $ (0.484)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.229)            $ (0.457)         $ (0.459)      $ (0.460)      $ (0.465)      $ (0.484)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.830             $ 10.990          $ 10.660       $ 10.050       $ 10.130       $ 11.070
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.66%                7.61%            10.87%          3.93%         (4.44)%         8.28%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $164,465             $169,602          $163,028       $157,801       $185,540       $225,371
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.54%(5)             1.57%             1.59%          1.61%          1.57%          1.60%
   Expenses after custodian
      fee reduction(4)                    1.53%(5)             1.55%             1.55%          1.59%          1.55%          1.58%
   Net investment income                  4.37%(5)             4.49%             4.41%          4.74%          4.37%          4.32%
Portfolio Turnover of the
   Portfolio                                19%                  10%                8%            15%            24%            28%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.45% to 4.49%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    MASSACHUSETTS FUND -- CLASS I
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.170              $ 9.870            $ 9.310        $ 9.390        $10.260        $ 9.890
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.264              $ 0.534            $ 0.518        $ 0.519        $ 0.528        $ 0.527
Net realized and unrealized
   gain (loss)                         (0.147)               0.281              0.559         (0.079)        (0.869)         0.373
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.117              $ 0.815            $ 1.077        $ 0.440        $(0.341)       $ 0.900
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.257)             $(0.515)           $(0.517)       $(0.520)       $(0.529)       $(0.530)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.257)             $(0.515)           $(0.517)       $(0.520)       $(0.529)       $(0.530)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.030              $10.170            $ 9.870        $ 9.310        $ 9.390        $10.260
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          1.19%                8.55%             11.87%          4.92%         (3.53)%         9.34%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 8,721              $ 8,880            $ 6,957        $ 7,259        $10,311        $11,439
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.59%(5)             0.62%              0.64%          0.68%          0.64%          0.66%
   Expenses after custodian
      fee reduction(4)                   0.58%(5)             0.60%              0.60%          0.66%          0.62%          0.64%
   Net investment income                 5.32%(5)             5.44%              5.36%          5.67%          5.30%          5.24%
Portfolio Turnover of the
   Portfolio                               19%                  10%                 8%            15%            24%            28%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.40% to 5.44%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    MISSISSIPPI FUND -- CLASS A
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.000              $ 9.750            $ 9.310        $ 9.350        $10.060      $ 9.740
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.241              $ 0.471            $ 0.469        $ 0.459        $ 0.487      $ 0.474
Net realized and unrealized
   gain (loss)                         (0.137)               0.249              0.441         (0.023)        (0.715)       0.331
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.104              $ 0.720            $ 0.910        $ 0.436        $(0.228)     $ 0.805
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.234)             $(0.470)           $(0.470)       $(0.476)       $(0.482)     $(0.485)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.234)             $(0.470)           $(0.470)       $(0.476)       $(0.482)     $(0.485)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.870              $10.000            $ 9.750        $ 9.310        $ 9.350      $10.060
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          1.08%                7.64%              9.98%          4.87%         (2.37)%       8.47%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 2,595              $ 1,945            $ 2,131        $ 1,269        $ 1,455      $ 1,932
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.81%(5)             0.90%              0.88%          1.02%          0.70%        0.72%
   Expenses after custodian
      fee reduction(4)                   0.79%(5)             0.88%              0.83%          1.00%          0.68%        0.70%
   Net investment income                 4.93%(5)             4.85%              4.88%          5.02%          4.97%        4.77%
Portfolio Turnover of the
   Portfolio                                3%                  10%                11%             4%            16%          17%
---------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.75% to 4.85%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    MISSISSIPPI FUND -- CLASS B
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.220              $ 9.970            $ 9.530        $ 9.560        $10.300      $ 9.970
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.209              $ 0.409            $ 0.407        $ 0.404        $ 0.417      $ 0.419
Net realized and unrealized
   gain (loss)                         (0.127)               0.247              0.444         (0.023)        (0.741)       0.337
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.082              $ 0.656            $ 0.851        $ 0.381        $(0.324)     $ 0.756
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.202)             $(0.406)           $(0.411)       $(0.411)       $(0.416)     $(0.426)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.202)             $(0.406)           $(0.411)       $(0.411)       $(0.416)     $(0.426)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.100              $10.220            $ 9.970        $ 9.530        $ 9.560      $10.300
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          0.84%                6.75%              9.13%          4.14%         (3.25)%       7.75%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $14,912              $15,202            $14,706        $14,356        $16,300      $18,615
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.56%(5)             1.65%              1.63%          1.76%          1.51%        1.50%
   Expenses after custodian
      fee reduction(4)                   1.54%(5)             1.63%              1.58%          1.74%          1.49%        1.48%
   Net investment income                 4.19%(5)             4.11%              4.15%          4.28%          4.16%        4.12%
Portfolio Turnover of the
   Portfolio                                3%                  10%                11%             4%            16%          17%
---------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.01% to 4.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       NEW YORK FUND -- CLASS A
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.070              $10.610            $ 9.910        $ 9.860        $10.920        $10.510
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.272              $ 0.543            $ 0.505        $ 0.515        $ 0.532        $ 0.538
Net realized and unrealized
   gain (loss)                         (0.268)               0.430              0.709          0.061         (0.907)         0.446
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.004              $ 0.973            $ 1.214        $ 0.576        $(0.375)       $ 0.984
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.258)             $(0.513)           $(0.506)       $(0.526)       $(0.534)       $(0.551)
From net realized gain                 (0.006)                  --             (0.008)            --         (0.151)        (0.023)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.264)             $(0.513)           $(0.514)       $(0.526)       $(0.685)       $(0.574)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.810              $11.070            $10.610        $ 9.910        $ 9.860        $10.920
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          0.08%                9.49%             12.48%          6.09%         (3.63)%         9.62%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $32,964              $29,817            $20,429        $11,411        $12,683        $11,720
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.80%(5)             0.82%              0.85%          0.83%          0.77%          0.77%
   Expenses after custodian
      fee reduction(4)                   0.79%(5)             0.82%              0.85%          0.83%          0.76%          0.75%
   Net investment income                 5.07%(5)             5.11%              4.81%          5.29%          5.09%          5.03%
Portfolio Turnover of the
   Portfolio                                8%                   7%                19%            27%            41%            55%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 5.09% to 5.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       NEW YORK FUND -- CLASS B
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 11.950             $ 11.450          $ 10.700       $ 10.640       $ 11.760       $ 11.300
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.260             $  0.502          $  0.459       $  0.474       $  0.483       $  0.488
Net realized and unrealized
   gain (loss)                          (0.287)               0.468             0.763          0.063         (0.972)         0.478
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.027)            $  0.970          $  1.222       $  0.537       $ (0.489)      $  0.966
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.237)            $ (0.470)         $ (0.464)      $ (0.477)      $ (0.480)      $ (0.483)
From net realized gain                  (0.006)                  --            (0.008)            --         (0.151)        (0.023)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.243)            $ (0.470)         $ (0.472)      $ (0.477)      $ (0.631)      $ (0.506)
------------------------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES
   CHARGES                            $  0.000(3)          $     --          $     --       $     --       $     --       $     --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 11.680             $ 11.950          $ 11.450       $ 10.700       $ 10.640       $ 11.760
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                          (0.20)%               8.70%            11.64%          5.24%         (4.35)%         8.76%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $310,128             $320,497          $318,217       $323,013       $387,951       $473,396
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            1.40%(6)             1.57%             1.61%          1.59%          1.57%          1.58%
   Expenses after custodian
      fee reduction(5)                    1.39%(6)             1.57%             1.61%          1.59%          1.56%          1.56%
   Net investment income                  4.49%(6)             4.37%             4.09%          4.54%          4.27%          4.26%
Portfolio Turnover of the
   Portfolio                                 8%                   7%               19%            27%            41%            55%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.35% to 4.37%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3)  Represents less than $0.001 per share.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    OHIO FUND -- CLASS A
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.290              $ 9.130            $ 8.920      $ 9.120     $ 9.930     $ 9.680
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.255              $ 0.490            $ 0.506      $ 0.506     $ 0.511     $ 0.514
Net realized and unrealized
   gain (loss)                         (0.185)               0.148              0.229       (0.186)     (0.725)      0.249
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.070              $ 0.638            $ 0.735      $ 0.320     $(0.214)    $ 0.763
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.240)             $(0.478)           $(0.515)     $(0.516)    $(0.513)    $(0.513)
From net realized gain                     --                   --             (0.010)      (0.004)     (0.083)         --
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.240)             $(0.478)           $(0.525)     $(0.520)    $(0.596)    $(0.513)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.120              $ 9.290            $ 9.130      $ 8.920     $ 9.120     $ 9.930
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          0.80%                7.23%              8.43%        3.74%      (2.31)%      8.07%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $16,092              $14,526            $12,153      $ 8,052     $ 9,203     $ 6,622
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.80%(5)             0.84%              0.86%        0.88%       0.77%       0.80%
   Expenses after custodian
      fee reduction(4)                   0.78%(5)             0.83%              0.85%        0.88%       0.76%       0.78%
   Net investment income                 5.62%(5)             5.40%              5.50%        5.74%       5.32%       5.25%
Portfolio Turnover of the
   Portfolio                                5%                  15%                22%          28%         59%         17%
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      OHIO FUND -- CLASS B
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.490             $ 10.320          $ 10.080      $ 10.290     $ 11.210     $ 10.930
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.250             $  0.479          $  0.493      $  0.495     $  0.490     $  0.495
Net realized and unrealized
   gain (loss)                          (0.197)               0.154             0.258        (0.201)      (0.832)       0.280
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.053             $  0.633          $  0.751      $  0.294     $ (0.342)    $  0.775
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.233)            $ (0.463)         $ (0.501)     $ (0.500)    $ (0.495)    $ (0.495)
From net realized gain                      --                   --            (0.010)       (0.004)      (0.083)          --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.233)            $ (0.463)         $ (0.511)     $ (0.504)    $ (0.578)    $ (0.495)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.310             $ 10.490          $ 10.320      $ 10.080     $ 10.290     $ 11.210
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.54%                6.30%             7.66%         3.04%       (3.21)%       7.24%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $161,431             $167,015          $169,811      $174,964     $206,401     $247,367
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.55%(5)             1.59%             1.62%         1.65%        1.61%        1.62%
   Expenses after custodian
      fee reduction(4)                    1.53%(5)             1.58%             1.61%         1.65%        1.60%        1.60%
   Net investment income                  4.89%(5)             4.67%             4.81%         4.96%        4.50%        4.46%
Portfolio Turnover of the
   Portfolio                                 5%                  15%               22%           28%          59%          17%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                RHODE ISLAND FUND -- CLASS A
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------------
                                  (UNAUDITED)             2002(1)(2)          2001        2000        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.010              $ 9.710          $ 9.120     $ 9.070       $ 9.940      $ 9.610
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.244              $ 0.472          $ 0.474     $ 0.471       $ 0.474      $ 0.471
Net realized and unrealized
   gain (loss)                         (0.230)               0.297            0.582       0.046        (0.872)       0.328
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.014              $ 0.769          $ 1.056     $ 0.517       $(0.398)     $ 0.799
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.234)             $(0.469)         $(0.466)    $(0.467)      $(0.472)     $(0.469)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.234)             $(0.469)         $(0.466)    $(0.467)      $(0.472)     $(0.469)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.790              $10.010          $ 9.710     $ 9.120       $ 9.070      $ 9.940
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          0.17%                8.21%           11.80%       5.95%        (4.16)%       8.52%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $11,582              $10,169          $ 7,630     $ 4,245       $ 3,290      $ 2,200
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.74%(5)             0.75%            0.74%       0.79%         0.69%        0.69%
   Expenses after custodian
      fee reduction(4)                   0.72%(5)             0.72%            0.69%       0.76%         0.65%        0.66%
   Net investment income                 5.04%(5)             4.89%            5.01%       5.27%         4.94%        4.83%
Portfolio Turnover of the
   Portfolio                               14%                  13%              14%         15%           18%          24%
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.87% to 4.89%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                RHODE ISLAND FUND -- CLASS B
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------------
                                  (UNAUDITED)             2002(1)(2)          2001        2000        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.250              $ 9.940          $ 9.340     $ 9.280       $10.170      $ 9.840
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.207              $ 0.410          $ 0.414     $ 0.414       $ 0.409      $ 0.422
Net realized and unrealized
   gain (loss)                         (0.244)               0.307            0.590       0.048        (0.894)       0.334
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.037)             $ 0.717          $ 1.004     $ 0.462       $(0.485)     $ 0.756
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.203)             $(0.407)         $(0.404)    $(0.402)      $(0.405)     $(0.426)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.203)             $(0.407)         $(0.404)    $(0.402)      $(0.405)     $(0.426)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.010              $10.250          $ 9.940     $ 9.340       $ 9.280      $10.170
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.34)%               7.42%           10.96%       5.17%        (4.92)%       7.87%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $43,735              $44,513          $37,300     $33,316       $37,775      $39,758
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.49%(5)             1.50%            1.49%       1.56%         1.49%        1.46%
   Expenses after custodian
      fee reduction(4)                   1.47%(5)             1.47%            1.44%       1.53%         1.45%        1.43%
   Net investment income                 4.16%(5)             4.14%            4.25%       4.56%         4.15%        4.23%
Portfolio Turnover of the
   Portfolio                               14%                  13%              14%         15%           18%          24%
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.12% to 4.14%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 WEST VIRGINIA FUND -- CLASS A
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------------------
                                  (UNAUDITED)             2002(1)(2)          2001        2000(1)        1999(1)        1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.130              $ 9.750          $ 9.290       $ 9.290        $10.120      $ 9.790
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.236              $ 0.465          $ 0.479       $ 0.459        $ 0.476      $ 0.504
Net realized and unrealized
   gain (loss)                         (0.214)               0.380            0.448         0.020         (0.821)       0.325
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.022              $ 0.845          $ 0.927       $ 0.479        $(0.345)     $ 0.829
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.232)             $(0.465)         $(0.467)      $(0.479)       $(0.485)     $(0.499)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.232)             $(0.465)         $(0.467)      $(0.479)       $(0.485)     $(0.499)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.920              $10.130          $ 9.750       $ 9.290        $ 9.290      $10.120
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          0.25%                8.97%           10.16%         5.39%         (3.55)%       8.68%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 3,607              $ 3,517          $ 2,931       $ 2,310        $ 1,866      $ 1,839
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.71%(5)             0.78%            0.78%         0.91%          0.70%        0.66%
   Expenses after custodian
      fee reduction(4)                   0.68%(5)             0.77%            0.74%         0.89%          0.68%        0.63%
   Net investment income                 4.80%(5)             4.78%            4.93%         5.02%          4.84%        5.06%
Portfolio Turnover of the
   Portfolio                                6%                  19%              12%            7%            32%          16%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.75% to 4.78%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 WEST VIRGINIA FUND -- CLASS B
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------------------------------------------------------
                                  (UNAUDITED)             2002(1)(2)          2001        2000(1)        1999(1)        1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.340              $ 9.950          $ 9.480       $ 9.470        $10.320      $ 9.970
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.203              $ 0.403          $ 0.411       $ 0.402        $ 0.403      $ 0.430
Net realized and unrealized
   gain (loss)                         (0.223)               0.388            0.465         0.019         (0.842)       0.336
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.020)             $ 0.791          $ 0.876       $ 0.421        $(0.439)     $ 0.766
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.200)             $(0.401)         $(0.406)      $(0.411)       $(0.411)     $(0.416)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.200)             $(0.401)         $(0.406)      $(0.411)       $(0.411)     $(0.416)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.120              $10.340          $ 9.950       $ 9.480        $ 9.470      $10.320
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.17)%               8.17%            9.41%         4.62%         (4.40)%       7.84%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $23,921              $23,701          $21,775       $22,394        $24,854      $29,824
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.46%(5)             1.53%            1.53%         1.62%          1.53%        1.48%
   Expenses after custodian
      fee reduction(4)                   1.43%(5)             1.52%            1.49%         1.60%          1.51%        1.45%
   Net investment income                 4.05%(5)             4.05%            4.20%         4.32%          4.02%        4.25%
Portfolio Turnover of the
   Portfolio                                6%                  19%              12%            7%            32%          16%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.02% to 4.05%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund). The California Fund, the Florida Fund, the Mississippi Fund, the New York Fund, the Ohio Fund, the Rhode Island Fund and the West Virginia Fund offer two classes of shares. The Massachusetts Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The California Fund invests its assets in the California Municipals Portfolio, the Florida Fund invests its assets in the Florida Municipals Portfolio, the Massachusetts Fund invests its assets in the Massachusetts Municipals Portfolio, the Mississippi Fund invests its assets in the Mississippi Municipals Portfolio, the New York Fund invests its assets in the New York Municipals Portfolio, the Ohio Fund invests its assets in the Ohio Municipals Portfolio, the Rhode Island Fund invests its assets in the Rhode Island Municipals Portfolio and the West Virginia Fund invests its assets in the West Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at March 31, 2003 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT        EXPIRES
    -----------------------------------------------------------------------------
    California                                $    723,504  September 30, 2010
                                                 1,155,825  September 30, 2009
                                                   663,911  September 30, 2008
                                                17,095,660  September 30, 2004
    Florida                                      3,994,644  September 30, 2010
                                                   603,727  September 30, 2009
                                                   863,997  September 30, 2008
    Massachusetts                                1,741,735  September 30, 2010
                                                     2,135  September 30, 2005
                                                 7,763,971  September 30, 2004

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    FUND                                      AMOUNT        EXPIRES
    -----------------------------------------------------------------------------
    Mississippi                                     40,090  September 30, 2010
                                                 1,377,618  September 30, 2005
    Ohio                                         1,825,374  September 30, 2010
    Rhode Island                                    21,737  September 30, 2010
                                                   294,723  September 30, 2009
                                                   184,964  September 30, 2008
                                                    34,703  September 30, 2005
                                                 1,523,162  September 30, 2004
                                                   426,784  September 30, 2003
    West Virginia                                  211,865  September 30, 2010
                                                   171,534  September 30, 2009
                                                       526  September 30, 2008
                                                   170,463  September 30, 2006
                                                   835,610  September 30, 2005

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at September 30, 2002, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund had net capital losses of $4,237,259, $22,386, $2,309,688, $80,132, $2,821,813, $5,605,093, $58,747 and $120,460,
   respectively, attributable to security transactions incurred after October 31, 2001. These capital losses are treated as arising on the first day of each of the Fund's taxable year ending September 30, 2003.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                          CALIFORNIA FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              588,396                581,442
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        17,968                 35,532
    Redemptions                                       (181,163)              (345,618)
    ---------------------------------------------------------------------------------
    NET INCREASE                                       425,201                271,356
    ---------------------------------------------------------------------------------

                                                          CALIFORNIA FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              599,337              1,761,013
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       198,507                406,055
    Redemptions                                     (1,400,706)            (2,188,807)
    ---------------------------------------------------------------------------------
    NET DECREASE                                      (602,862)               (21,739)
    ---------------------------------------------------------------------------------

                                                           FLORIDA FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              407,983              1,169,553
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        19,211                 44,080
    Redemptions                                       (293,628)              (603,707)
    ---------------------------------------------------------------------------------
    NET INCREASE                                       133,566                609,926
    ---------------------------------------------------------------------------------

                                                           FLORIDA FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              905,008              1,665,441
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       167,836                339,987
    Redemptions                                     (1,338,688)            (2,969,615)
    ---------------------------------------------------------------------------------
    NET DECREASE                                      (265,844)              (964,187)
    ---------------------------------------------------------------------------------

                                                        MASSACHUSETTS FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              453,061              1,425,252
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        25,202                 86,788
    Redemptions                                       (247,039)              (374,480)
    ---------------------------------------------------------------------------------
    NET INCREASE                                       231,224              1,137,560
    ---------------------------------------------------------------------------------

                                                        MASSACHUSETTS FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              780,602              1,511,804
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       157,531                308,913
    Redemptions                                     (1,184,801)            (1,683,479)
    ---------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (246,668)               137,238
    ---------------------------------------------------------------------------------

                                                        MASSACHUSETTS FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS I                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                               21,683                164,535
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         3,462                  5,233
    Redemptions                                        (28,352)                (2,065)
    ---------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (3,207)               167,703
    ---------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                         MISSISSIPPI FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                               75,578                 59,712
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         1,274                  2,947
    Redemptions                                         (8,515)               (86,683)
    ---------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             68,337                (24,024)
    ---------------------------------------------------------------------------------

                                                         MISSISSIPPI FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                               58,034                124,446
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        12,348                 24,936
    Redemptions                                        (80,262)              (137,446)
    ---------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (9,880)                11,936
    ---------------------------------------------------------------------------------

                                                           NEW YORK FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              590,158              1,198,920
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        28,942                 44,322
    Redemptions                                       (265,022)              (474,638)
    ---------------------------------------------------------------------------------
    NET INCREASE                                       354,078                768,604
    ---------------------------------------------------------------------------------

                                                           NEW YORK FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                            1,216,360              1,939,213
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       306,576                580,689
    Redemptions                                     (1,801,813)            (3,478,712)
    ---------------------------------------------------------------------------------
    NET DECREASE                                      (278,877)              (958,810)
    ---------------------------------------------------------------------------------

                                                             OHIO FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              468,333                576,350
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        17,491                 34,270
    Redemptions                                       (286,110)              (377,493)
    ---------------------------------------------------------------------------------
    NET INCREASE                                       199,714                233,127
    ---------------------------------------------------------------------------------

                                                             OHIO FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              549,772              1,103,204
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       163,932                333,530
    Redemptions                                       (972,091)            (1,976,418)
    ---------------------------------------------------------------------------------
    NET DECREASE                                      (258,387)              (539,684)
    ---------------------------------------------------------------------------------

                                                         RHODE ISLAND FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              236,013                258,578
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        15,187                 25,102
    Redemptions                                        (84,022)               (53,658)
    ---------------------------------------------------------------------------------
    NET INCREASE                                       167,178                230,022
    ---------------------------------------------------------------------------------

                                                         RHODE ISLAND FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              319,613                730,770
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        47,156                 84,161
    Redemptions                                       (343,408)              (223,780)
    ---------------------------------------------------------------------------------
    NET INCREASE                                        23,361                591,151
    ---------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                        WEST VIRGINIA FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                               31,854                 38,588
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         4,779                 10,377
    Redemptions                                        (20,284)                (2,388)
    ---------------------------------------------------------------------------------
    NET INCREASE                                        16,349                 46,577
    ---------------------------------------------------------------------------------

                                                        WEST VIRGINIA FUND
                                              ---------------------------------------
                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 2002
    ---------------------------------------------------------------------------------
    Sales                                              160,547                209,366
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        22,241                 42,463
    Redemptions                                       (112,645)              (147,389)
    ---------------------------------------------------------------------------------
    NET INCREASE                                        70,143                104,440
    ---------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2003, no significant amounts have been earned. The Funds were informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $3,824, $7,288, $4,657, $1,782, $9,999, $4,750, $3,298
   and $510 from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2003.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Class B Plan requires each Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended March 31, 2003, Florida Fund, Massachusetts Fund, Mississippi Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, paid $924,806, $615,064, $54,923, $607,683, $162,938 and $87,288 respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. The California Fund and New York Fund paid $242,553 and $921,472, representing 0.22% and 0.60% (annualized), respectively, of the Fund's
   Class B average daily net assets. At March 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Fund, Massachusetts Fund, Mississippi Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $2,898,000, $2,395,000, $538,000, $1,607,000, $1,476,000 and $650,000, respectively. The California Fund and New York Fund had no Uncovered Distribution charges at March 31, 2003.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20%, (0.25% for the California Fund) of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended March 31, 2003, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund,

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $30,961, $22,203, $38,764, $2,085, $30,511, $14,414, $10,595 and $3,541, respectively, for Class A shares and $276,330, $246,615, $164,017, $14,646, $308,932, $162,049, $43,450 and
   $23,277, respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of the above organizations.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $56,000, $49,000, $4,000, $33,000, $32,000 and $10,000
   of CDSC paid by Class B shareholders of Florida Fund, Massachusetts Fund, Mississippi Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, for the six months ended March 31, 2003. EVD also received $91,121 and $104,963 of CDSC paid by Class B shareholders of California Fund and New York Fund, respectively, of which $62,254 and $4,609, respectively, was paid directly to the Fund for days when no Uncovered Distribution Charges existed.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended March 31, 2003 were as follows:

    CALIFORNIA FUND
    -----------------------------------------------------
    Increases                                 $11,274,076
    Decreases                                  20,079,447

    FLORIDA FUND
    -----------------------------------------------------
    Increases                                 $14,849,701
    Decreases                                  23,148,858

    MASSACHUSETTS FUND
    -----------------------------------------------------
    Increases                                 $13,845,171
    Decreases                                  18,830,762

    MISSISSIPPI FUND
    -----------------------------------------------------
    Increases                                 $ 1,369,858
    Decreases                                   1,458,986

    NEW YORK FUND
    -----------------------------------------------------
    Increases                                 $20,550,902
    Decreases                                  28,318,238

    OHIO FUND
    -----------------------------------------------------
    Increases                                 $10,970,948
    Decreases                                  15,606,759

    RHODE ISLAND FUND
    -----------------------------------------------------
    Increases                                 $ 5,490,931
    Decreases                                   5,211,174

    WEST VIRGINIA FUND
    -----------------------------------------------------
    Increases                                 $ 1,904,832
    Decreases                                   1,873,442

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 1.7%
-------------------------------------------------------------------------
    $ 4,000        Sacramento Power Authority, (Campbell's
                   Soup), 6.00%, 7/1/22                      $  4,194,400
-------------------------------------------------------------------------
                                                             $  4,194,400
-------------------------------------------------------------------------
Education -- 2.7%
-------------------------------------------------------------------------
    $ 2,500        California Educational Facilities
                   Authority, (Santa Clara University),
                   5.25%, 9/1/26                             $  2,684,600
      4,000        California Educational Facilities
                   Authority, (Stanford University),
                   5.25%, 12/1/32                               4,182,080
-------------------------------------------------------------------------
                                                             $  6,866,680
-------------------------------------------------------------------------
Electric Utilities -- 1.0%
-------------------------------------------------------------------------
    $ 2,400        California Department Water Resource
                   Power Supply, 5.125%, 5/1/18              $  2,519,424
-------------------------------------------------------------------------
                                                             $  2,519,424
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 29.7%
-------------------------------------------------------------------------
    $15,000        Foothill/Eastern Corridor Agency, Toll
                   Road Bonds, Escrowed to Maturity, (FSA),
                   0.00%, 1/1/28                             $  4,215,150
      4,000        Foothill/Eastern Transportation Corridor
                   Agency, Escrowed to Maturity,
                   0.00%, 1/1/20                                1,802,800
      1,500        Inland Empire Solid Waste Finance
                   Authority, (FSA), (AMT), Escrowed to
                   Maturity, 6.25%, 8/1/11                      1,758,660
     10,000        Sacramento Cogeneration Authority,
                   (Procter & Gamble), Prerefunded to
                   7/1/05, 6.50%, 7/1/21                       11,351,800
      6,000        Sacramento County, Single Family,
                   (GNMA), (AMT), Escrowed to Maturity,
                   8.25%, 1/1/21                                8,541,600
     14,285        Sacramento County, Single Family,
                   (GNMA), (AMT), Escrowed to Maturity,
                   8.50%, 11/1/16                              20,500,689
     12,000        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/14          7,696,080
      5,765        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/26          1,807,039
     35,975        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/27         10,715,513
      2,000        Southern California Public Power
                   Authority, (FGIC), Escrowed to Maturity,
                   Variable Rate, 7/1/12(1)                     2,119,800
      3,500        Stockton, Wastewater Treatment Plant,
                   (FGIC), Prerefunded to 9/1/04,
                   6.80%, 9/1/24                                3,848,425
-------------------------------------------------------------------------
                                                             $ 74,357,556
-------------------------------------------------------------------------
General Obligations -- 1.1%
-------------------------------------------------------------------------
    $ 1,760        California, 5.00%, 2/1/21                 $  1,786,523
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

General Obligations (continued)
-------------------------------------------------------------------------
    $ 1,000        California, 5.25%, 4/1/30                 $  1,018,300
-------------------------------------------------------------------------
                                                             $  2,804,823
-------------------------------------------------------------------------
Hospital -- 4.4%
-------------------------------------------------------------------------
    $ 2,250        California Infrastructure and Economic
                   Development, (Kaiser Hospital),
                   5.50%, 8/1/31                             $  2,286,180
      1,850        California Statewide Communities
                   Development Authority, (Kaiser
                   Permanente), 5.50%, 11/1/32                  1,878,120
      1,500        California Statewide Communities
                   Development Authority, (Sonoma County
                   Indian Health), 6.40%, 9/1/29                1,426,740
        675        Eastern Plumas Health Care District,
                   7.50%, 8/1/07                                  686,556
      2,700        San Benito Health Care District,
                   5.40%, 10/1/20                               2,531,520
      1,000        San Gorgonio Memorial Health Care
                   District, 5.75%, 5/1/20                        867,530
      1,250        Washington Township Health Care
                   District, 5.25%, 7/1/29                      1,266,175
-------------------------------------------------------------------------
                                                             $ 10,942,821
-------------------------------------------------------------------------
Housing -- 1.8%
-------------------------------------------------------------------------
    $ 1,500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29              $  1,468,230
        500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                   501,305
      1,483        Commerce (Hermitage III Senior
                   Apartments), 6.50%, 12/1/29                  1,434,029
        447        Commerce (Hermitage III Senior
                   Apartments), 6.85%, 12/1/29                    428,537
        610        Oakland Housing Finance Agency,
                   7.10%, 1/1/10                                  615,703
-------------------------------------------------------------------------
                                                             $  4,447,804
-------------------------------------------------------------------------
Industrial Development Revenue -- 1.0%
-------------------------------------------------------------------------
    $ 2,750        California Pollution Control Financing
                   Authority, (Browning Ferris Industries),
                   (AMT), 5.80%, 12/1/16                     $  2,560,168
-------------------------------------------------------------------------
                                                             $  2,560,168
-------------------------------------------------------------------------
Insured-Education -- 0.6%
-------------------------------------------------------------------------
    $ 1,330        Puerto Rico Industrial, Tourist,
                   Educational, Medical and Environmental,
                   Residual Certificates, (MBIA),
                   Variable Rate, 7/1/33(2)(3)               $  1,420,985
-------------------------------------------------------------------------
                                                             $  1,420,985
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.9%
-------------------------------------------------------------------------
    $ 4,100        California Pollution Control Financing
                   Authority, (San Diego Gas and Electric),
                   (MBIA), 5.90%, 6/1/14                     $  4,869,529
      5,000        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                               5,384,300
        500        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(2)(3)            570,920
      2,000        Sacramento Power Authority, (MBIA),
                   6.00%, 7/1/22                                2,287,460
      2,600        Southern California Public Power
                   Authority, (Magnolia Power), (MBIA),
                   5.00%, 7/1/33                                2,648,906
      7,070        Southern California Public Power
                   Authority, (MBIA), 0.00%, 7/1/15             4,076,845
-------------------------------------------------------------------------
                                                             $ 19,837,960
-------------------------------------------------------------------------
Insured-General Obligations -- 3.1%
-------------------------------------------------------------------------
    $ 2,500        California, Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/30(2)(3)     $  2,897,350
      2,285        Merced Unified School District, (FGIC),
                   0.00%, 8/1/19                                1,025,645
      3,300        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                                 3,784,077
-------------------------------------------------------------------------
                                                             $  7,707,072
-------------------------------------------------------------------------
Insured-Hospital -- 1.9%
-------------------------------------------------------------------------
    $ 2,550        California Statewide Communities
                   Development Authority, (Children's
                   Hospital Los Angeles), (MBIA),
                   5.25%, 8/15/29                            $  2,648,838
      1,640        California Statewide Communities
                   Development Authority, (Sutter Health),
                   (FSA), Variable Rate, 8/15/27(2)(3)          2,120,799
-------------------------------------------------------------------------
                                                             $  4,769,637
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 6.3%
-------------------------------------------------------------------------
    $11,280        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/30                             $  2,579,172
      6,500        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/22                                2,369,640
      5,000        Los Angeles County, (Disney Parking),
                   (AMBAC), 0.00%, 9/1/17                       2,543,050
      5,370        Los Angeles County, (Disney Parking),
                   (AMBAC), 0.00%, 3/1/18                       2,625,500
     13,985        Visalia Unified School District, (MBIA),
                   0.00%, 12/1/17                               5,738,465
-------------------------------------------------------------------------
                                                             $ 15,855,827
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Transportation -- 0.7%
-------------------------------------------------------------------------
    $ 1,000        Los Angeles County, Metropolitan
                   Transportation Authority, (FGIC),
                   5.25%, 7/1/30                             $  1,040,300
      1,800        San Joaquin Hills, Transportation
                   Corridor Agency, Toll Road Bonds,
                   (MBIA), 0.00%, 1/15/24                         598,788
-------------------------------------------------------------------------
                                                             $  1,639,088
-------------------------------------------------------------------------
Insured-Utilities -- 2.0%
-------------------------------------------------------------------------
    $ 5,000        Los Angeles Department of Water and
                   Power, (FGIC), 5.00%, 7/1/43              $  5,040,900
-------------------------------------------------------------------------
                                                             $  5,040,900
-------------------------------------------------------------------------
Insured-Water and Sewer -- 5.6%
-------------------------------------------------------------------------
    $ 1,670        California Water Resources, (Central
                   Valley), (FGIC), Variable Rate,
                   12/1/28(2)(3)                             $  1,883,777
      5,000        East Bay, Municipal Utilities District,
                   Water System, (MBIA), Variable Rate,
                   6/1/08(1)                                    5,265,650
      3,000        Metropolitan Water District, (Southern
                   California Waterworks), (MBIA), Variable
                   Rate, 7/1/27(2)(3)                           3,072,720
      3,000        San Diego County Water Authority,
                   (FGIC), Variable Rate, 4/22/09(1)            3,865,650
-------------------------------------------------------------------------
                                                             $ 14,087,797
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 18.1%
-------------------------------------------------------------------------
    $ 6,500        California Public Works, (University of
                   California), 5.00%, 6/1/23                $  6,501,105
      5,000        California Public Works, (University of
                   California), 5.25%, 6/1/20                   5,511,200
      6,500        California Public Works, (University of
                   California), 5.50%, 6/1/14(4)                7,430,670
      5,115        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/16                                2,714,735
      1,925        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/17                                  958,361
      3,100        Los Angeles County, (Disney Parking),
                   0.00%, 3/1/20                                1,261,731
      7,000        Los Angeles County, (Marina Del Ray),
                   6.50%, 7/1/08                                7,191,170
      8,000        Pasadena Parking Facility,
                   6.25%, 1/1/18                                9,420,560
      4,000        Sacramento City Financing Authority,
                   5.40%, 11/1/20                               4,405,760
-------------------------------------------------------------------------
                                                             $ 45,395,292
-------------------------------------------------------------------------
Special Tax Revenue -- 8.6%
-------------------------------------------------------------------------
    $ 2,500        Bonita Canyon Public Financing
                   Authority, 5.375%, 9/1/28                 $  2,442,325
      2,600        Capistrano Unified School District,
                   5.75%, 9/1/29                                2,600,702
      1,850        Contra Costa Public Financing Authority,
                   7.10%, 8/1/22                                1,889,609
      1,835        Corona Public Financing Authority,
                   5.80%, 9/1/20                                1,839,459

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $ 1,500        Corona-Norco Unified School District
                   Public Financing Authority,
                   6.125%, 9/1/31                            $  1,519,470
      1,420        Fairfield Improvement Bond Act 1915,
                   (North Cordelia District),
                   7.375%, 9/2/18                               1,473,790
      2,330        Lincoln Public Financing Authority,
                   Improvement Bond Act 1915, (Twelve
                   Bridges), 6.20%, 9/2/25                      2,411,806
      1,050        Murrieta Valley Unified School District,
                   6.20%, 9/1/35                                1,046,441
        995        Roseville Special Tax, 6.30%, 9/1/25         1,029,915
      2,300        Santa Margarita Water District,
                   6.20%, 9/1/20                                2,366,769
      1,000        Santaluz Community Facilities District
                   No. 2, 6.20%, 9/1/30                         1,022,390
      1,000        Torrance Redevelopment Agency,
                   5.625%, 9/1/28                               1,003,850
        900        Whittier Public Financing Authority,
                   (Greenleaf Avenue Redevelopment),
                   5.50%, 11/1/23                                 911,790
-------------------------------------------------------------------------
                                                             $ 21,558,316
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $214,307,597)                            $246,006,550
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $  4,507,805
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $250,514,355
-------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 33.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.3% to 15.7% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Electric Utilities -- 4.0%
-------------------------------------------------------------------------
    $ 4,650        Hillsborough County IDA, (Tampa Electric
                   Co.), 5.50%, 10/1/23                      $  4,526,868
      6,275        Jacksonville Electric Power Authority,
                   5.25%, 10/1/39                               6,416,501
-------------------------------------------------------------------------
                                                             $ 10,943,369
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 10.7%
-------------------------------------------------------------------------
    $ 6,895        Atlantic Beach, (Fleet Landing),
                   Prerefunded to 10/1/04, 8.00%, 10/1/24    $  7,792,522
      9,225        Dade County, (Baptist Hospital of
                   Miami), Escrowed to Maturity,
                   5.75%, 5/1/21                               10,772,955
      3,835        Dade County, Professional Sports
                   Franchise, (MBIA), Escrowed to Maturity,
                   0.00%, 10/1/23                               1,347,159
      1,675        Florida Mid-Bay Bridge Authority,
                   Escrowed to Maturity, 6.875%, 10/1/22        2,208,956
      5,600        St. Lucie Utility System, Escrowed to
                   Maturity, 6.00%, 10/1/20                     6,752,368
-------------------------------------------------------------------------
                                                             $ 28,873,960
-------------------------------------------------------------------------
General Obligations -- 3.2%
-------------------------------------------------------------------------
    $ 1,000        Florida, Variable Rate, 7/1/27(1)(2)      $  1,027,490
      6,500        Florida Board of Education,
                   4.75%, 6/1/22                                6,530,875
      2,300        Puerto Rico, 0.00%, 7/1/18                   1,149,540
-------------------------------------------------------------------------
                                                             $  8,707,905
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.9%
-------------------------------------------------------------------------
    $ 5,000        Osceola County IDA Community Pooled
                   Loan-93, 7.75%, 7/1/17                    $  5,085,350
-------------------------------------------------------------------------
                                                             $  5,085,350
-------------------------------------------------------------------------
Hospital -- 5.4%
-------------------------------------------------------------------------
    $ 2,795        Cape Canaveral Hospital District,
                   5.25%, 1/1/28                             $  2,781,332
      1,000        Halifax Medical Center, 7.25%, 10/1/24       1,063,690
      2,750        Jacksonville, EDA, (Mayo Clinic),
                   5.50%, 11/15/36                              2,856,397
      1,250        Lakeland Hospital System, (Lakeland
                   Regional Health System),
                   5.50%, 11/15/32                              1,253,400
      4,000        Orange County Health Facilities
                   Authority, (Adventist Health System),
                   5.625%, 11/15/32                             4,047,360
      2,500        West Orange Healthcare District,
                   5.80%, 2/1/31                                2,538,950
-------------------------------------------------------------------------
                                                             $ 14,541,129
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Housing -- 3.6%
-------------------------------------------------------------------------
    $ 1,800        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20      $  1,852,038
        325        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 9.50%, 8/15/05           324,451
        805        Florida Housing Finance Authority,
                   6.35%, 6/1/14                                  830,325
      1,975        Florida Housing Finance Authority,
                   (AMT), 6.35%, 7/1/28                         2,067,469
      4,590        Orange County Health System Authority,
                   (Adventist Health System),
                   6.60%, 4/1/28                                4,772,085
-------------------------------------------------------------------------
                                                             $  9,846,368
-------------------------------------------------------------------------
Industrial Development Revenue -- 1.0%
-------------------------------------------------------------------------
    $ 2,875        Broward County IDR, (Lynxs Cargoport),
                   (AMT), 6.75%, 6/1/19                      $  2,601,127
-------------------------------------------------------------------------
                                                             $  2,601,127
-------------------------------------------------------------------------
Insured-Electric Utilities -- 1.2%
-------------------------------------------------------------------------
    $ 1,540        Manatee County Public Utility, (FGIC),
                   0.00%, 10/1/12                            $  1,058,781
      2,200        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)     2,248,664
-------------------------------------------------------------------------
                                                             $  3,307,445
-------------------------------------------------------------------------
Insured-General Obligations -- 0.6%
-------------------------------------------------------------------------
    $ 1,500        Florida Board of Education, Capital
                   Outlay, (Public Education), (MBIA),
                   5.00%, 6/1/32                             $  1,531,680
-------------------------------------------------------------------------
                                                             $  1,531,680
-------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 0.2%
-------------------------------------------------------------------------
    $   630        Osceola County IDA, Community Provider
                   Pooled Loan Program, (FSA),
                   7.75%, 7/1/10                             $    643,923
-------------------------------------------------------------------------
                                                             $    643,923
-------------------------------------------------------------------------
Insured-Hospital -- 5.6%
-------------------------------------------------------------------------
    $   438        Alachua County Health Facility, (Mental
                   Health Services), (FSA), 7.75%, 7/1/10    $    451,587
      1,800        Miami-Dade County, Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.125%, 8/15/26                     1,852,542
      9,500        Sarasota County Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.50%, 7/1/28                               10,485,625

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Hospital (continued)
-------------------------------------------------------------------------
    $ 2,250        South Miami Health Facility Authority
                   Hospital Revenue, (Baptist Health),
                   (AMBAC), 5.25%, 11/15/33                  $  2,327,580
-------------------------------------------------------------------------
                                                             $ 15,117,334
-------------------------------------------------------------------------
Insured-Housing -- 4.7%
-------------------------------------------------------------------------
    $ 3,000        Florida HFA, (Brittany of Rosemont),
                   (AMBAC), (AMT), 6.875%, 8/1/26            $  3,142,200
      6,530        Florida HFA, (Maitland Club Apartments),
                   (AMBAC), (AMT), 6.875%, 8/1/26               6,839,522
      2,650        Lee County Housing Finance, SCA
                   Multifamily, (FSA), (AMT),
                   7.05%, 1/1/30                                2,778,366
-------------------------------------------------------------------------
                                                             $ 12,760,088
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.3%
-------------------------------------------------------------------------
    $ 1,100        Port Palm Beach District, (Public
                   Improvements), (XLCA), 0.00%, 9/1/22      $    414,909
      1,100        Port Palm Beach District, (Public
                   Improvements), (XLCA), 0.00%, 9/1/23           387,585
-------------------------------------------------------------------------
                                                             $    802,494
-------------------------------------------------------------------------
Insured-Miscellaneous -- 3.4%
-------------------------------------------------------------------------
    $ 1,110        Escambia County, (MBIA), 7.20%, 1/1/15    $  1,115,306
      7,850        Orange County Tourist Development,
                   (AMBAC), 5.125%, 10/1/30                     8,083,852
-------------------------------------------------------------------------
                                                             $  9,199,158
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 10.3%
-------------------------------------------------------------------------
    $ 1,000        Dade County, Convention Center Special
                   Tax, (AMBAC), 5.00%, 10/1/35              $  1,012,460
      2,115        Dade County, Residual Certificates,
                   (AMBAC), Variable Rate, 10/1/35(2)(3)        2,194,059
      1,000        Jacksonville Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/11                                 702,770
      2,000        Jacksonville Excise Tax, (FGIC), (AMT),
                   0.00%, 10/1/12                               1,331,580
      1,500        Jacksonville Transportation Revenue,
                   (MBIA), 5.00%, 10/1/31                       1,527,555
      1,185        Opa-Locka Sales Tax, (FGIC),
                   7.00%, 1/1/14                                1,254,690
      1,250        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)         1,305,025
      2,000        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/10                               1,533,820
      1,760        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/12                               1,210,035
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $ 2,840        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/14                            $  1,746,060
      4,000        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/15                               2,323,040
      4,140        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/16                               2,271,825
      2,525        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/17                               1,306,688
      2,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/18                                 972,560
      6,800        Tampa Utility Tax, (AMBAC),
                   0.00%, 4/1/19                                3,180,564
      5,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/19                               2,283,750
      4,000        Tampa Utility Tax, (AMBAC),
                   0.00%, 10/1/20                               1,715,680
-------------------------------------------------------------------------
                                                             $ 27,872,161
-------------------------------------------------------------------------
Insured-Transportation -- 16.8%
-------------------------------------------------------------------------
    $ 3,475        Dade County Aviation Facilities, (MBIA),
                   (AMT), 6.00%, 10/1/24                     $  3,735,764
      4,000        Dade County Aviation Facilities, (MBIA),
                   (AMT), 6.55%, 10/1/13                        4,094,240
     10,000        Florida Turnpike Authority, (Department
                   of Transportation), (FGIC),
                   4.50%, 7/1/27(4)                             9,627,700
      6,075        Florida Turnpike Authority, (FSA),
                   4.50%, 7/1/28                                5,835,341
      2,900        Greater Orlando Aviation Authority,
                   (FGIC), (AMT), Variable Rate,
                   4/1/13(2)(3)                                 3,219,029
      4,000        Miami-Dade County Expressway Authority,
                   (FGIC), 5.125%, 7/1/29                       4,124,520
      2,000        Orlando and Orange County Expressway
                   Authority, (FGIC), 8.25%, 7/1/14             2,792,680
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              5,018,550
      6,300        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36             6,923,826
-------------------------------------------------------------------------
                                                             $ 45,371,650
-------------------------------------------------------------------------
Insured-Water and Sewer -- 11.0%
-------------------------------------------------------------------------
    $ 1,500        Cocoa Water and Sewer, (FGIC),
                   4.50%, 10/1/26                            $  1,446,225
      5,000        Fort Myers Utility, (FGIC), Variable
                   Rate, 10/1/29(1)                             5,619,650
      3,770        JEA Water and Sewer, (MBIA),
                   5.00%, 10/1/41                               3,792,620
      2,000        Miami Beach, Storm Water, (FGIC),
                   5.375%, 9/1/30                               2,102,100
     10,525        Sunrise Utilities Systems, (AMBAC),
                   5.00%, 10/1/28                              10,892,112
      1,360        Tallahassee, Consolidated Utility
                   System, (FGIC), 5.50%, 10/1/19               1,566,285
      1,000        Tampa Bay Water Utility System, (FGIC),
                   4.75%, 10/1/27                               1,001,130
      3,375        Tampa Bay Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(2)                 3,382,594
-------------------------------------------------------------------------
                                                             $ 29,802,716
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Nursing Home -- 3.9%
-------------------------------------------------------------------------
    $ 5,075        Dade County IDA, (Gramercy Park Nursing
                   Care), (FHA), 6.60%, 8/1/23               $  5,242,627
      2,855        Okaloosa County, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                               2,553,341
      3,500        Orange County Health Facilities
                   Authority, (Westminister Community
                   Care), 6.60%, 4/1/24                         2,682,575
-------------------------------------------------------------------------
                                                             $ 10,478,543
-------------------------------------------------------------------------
Other Revenue -- 0.8%
-------------------------------------------------------------------------
    $ 2,000        Capital Trust Agency, (Seminole Tribe
                   Convention), 10.00%, 10/1/33              $  2,069,200
-------------------------------------------------------------------------
                                                             $  2,069,200
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.0%
-------------------------------------------------------------------------
    $   500        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/21                           $    472,420
      2,775        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/29                              2,524,806
      3,955        North Miami Health Facilities Authority,
                   (Imperial Club), 6.75%, 1/1/33               3,412,097
      1,750        Plantation Health Facilities Authority,
                   (Covenant Village of Florida),
                   5.125%, 12/1/22                              1,646,558
-------------------------------------------------------------------------
                                                             $  8,055,881
-------------------------------------------------------------------------
Special Tax Revenue -- 4.5%
-------------------------------------------------------------------------
    $   705        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $    709,583
        250        Gateway Service Community Development
                   District, Special Assessment,
                   6.50%, 5/1/33                                  250,470
      1,500        Heritage Harbour South Community
                   Development District, (Capital
                   Improvements), 5.40%, 11/1/08                1,498,860
        500        Heritage Harbour South Community
                   Development District, (Capital
                   Improvements), 6.50%, 5/1/34                   499,630
      1,170        Lexington Oaks Community Development
                   District, 7.20%, 5/1/30                      1,231,179
      1,205        Longleaf Community Development District,
                   6.20%, 5/1/09                                1,134,254
      1,665        Longleaf Community Development District,
                   6.65%, 5/1/20                                1,520,112
      1,015        Northern Palm Beach County, (Water
                   Control and Improvements),
                   6.00%, 8/1/25                                1,034,468
      3,325        University Square Community Development
                   District, 6.75%, 5/1/20                      3,485,930
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Special Tax Revenue (continued)
-------------------------------------------------------------------------
    $   645        Vista Lakes Community Development
                   District, 7.20%, 5/1/32                   $    676,786
-------------------------------------------------------------------------
                                                             $ 12,041,272
-------------------------------------------------------------------------
Transportation -- 1.1%
-------------------------------------------------------------------------
    $ 3,000        Florida Mid-Bay Bridge Authority,
                   6.125%, 10/1/22                           $  3,087,690
-------------------------------------------------------------------------
                                                             $  3,087,690
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.2%
   (identified cost $242,010,818)                            $262,740,443
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.8%                       $  7,588,894
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $270,329,337
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 55.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.3% to 17.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 9.6%
-------------------------------------------------------------------------
    $ 2,190        Massachusetts Development Finance
                   Agency, (Belmont Hill School),
                   5.00%, 9/1/31                             $  2,201,388
      5,000        Massachusetts Development Finance
                   Agency, (Boston University),
                   5.45%, 5/15/59                               5,050,000
      1,000        Massachusetts Development Finance
                   Agency, (Wheeler School),
                   6.50%, 12/1/29                               1,055,700
      5,000        Massachusetts HEFA, (Harvard
                   University), 5.00%, 7/15/35                  5,083,100
      2,000        Massachusetts HEFA, (Harvard
                   University), 5.125%, 7/15/37                 2,053,080
      2,000        Massachusetts IFA, (Belmont Hill
                   School), 5.25%, 9/1/28                       2,007,820
      1,220        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                1,244,681
      2,000        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.35%, 6/1/28                 1,942,240
-------------------------------------------------------------------------
                                                             $ 20,638,009
-------------------------------------------------------------------------
Electric Utilities -- 3.9%
-------------------------------------------------------------------------
    $ 3,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $  1,543,140
     13,230        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                6,919,951
-------------------------------------------------------------------------
                                                             $  8,463,091
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.3%
-------------------------------------------------------------------------
    $ 2,000        Massachusetts HEFA, (Daughters of
                   Charity Health System), Prerefunded to
                   7/1/06, 6.10%, 7/1/14                     $  2,147,100
        200        Massachusetts Turnpike Authority,
                   (MBIA), Escrowed to Maturity,
                   5.00%, 1/1/20                                  218,008
     20,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         21,800,800
-------------------------------------------------------------------------
                                                             $ 24,165,908
-------------------------------------------------------------------------
General Obligations -- 2.2%
-------------------------------------------------------------------------
    $ 4,545        Massachusetts, 5.25%, 11/1/30             $  4,716,346
        105        Nantucket, 6.80%, 12/1/11                      106,515
-------------------------------------------------------------------------
                                                             $  4,822,861
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 10.4%
-------------------------------------------------------------------------
    $ 8,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/08                     $  6,772,720
      9,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/09                        7,205,580
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
-------------------------------------------------------------------------
    $11,000        Massachusetts IFA, (Biomedical Research
                   Corp.), 0.00%, 8/1/10                     $  8,291,470
-------------------------------------------------------------------------
                                                             $ 22,269,770
-------------------------------------------------------------------------
Hospital -- 10.3%
-------------------------------------------------------------------------
    $ 1,000        Massachusetts HEFA, (Berkshire Health
                   System), 6.25%, 10/1/31                   $  1,020,440
      1,600        Massachusetts HEFA, (Cape Cod
                   Healthcare), 5.45%, 11/15/23                 1,537,296
      3,300        Massachusetts HEFA, (Central New England
                   Health Systems), 6.125%, 8/1/13              3,242,052
      2,600        Massachusetts HEFA, (Healthcare
                   System-Covenant Health), 6.00%, 7/1/22       2,720,926
      3,610        Massachusetts HEFA, (Jordan Hospital),
                   5.25%, 10/1/23                               3,335,062
      1,465        Massachusetts HEFA, (Jordan Hospital),
                   5.375%, 10/1/28                              1,347,976
      1,020        Massachusetts HEFA, (Jordan Hospital),
                   6.875%, 10/1/15                              1,039,125
        800        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.25%, 7/15/18                                 760,696
      1,720        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.375%, 7/15/28                              1,541,842
        250        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   6.35%, 7/15/32                                 254,945
      4,100        Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                       4,136,531
      1,000        Massachusetts HEFA, (Partners Healthcare
                   System), 5.75%, 7/1/32                       1,050,000
-------------------------------------------------------------------------
                                                             $ 21,986,891
-------------------------------------------------------------------------
Industrial Development Revenue -- 2.6%
-------------------------------------------------------------------------
    $ 2,325        Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.60%, 12/1/15         $  2,392,681
      3,000        Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.90%, 12/1/29            3,101,400
-------------------------------------------------------------------------
                                                             $  5,494,081
-------------------------------------------------------------------------
Insured-Education -- 7.0%
-------------------------------------------------------------------------
    $ 5,000        Massachusetts College Building
                   Authority, (XLCA), 5.50%, 5/1/33          $  5,584,000
      1,000        Massachusetts Development Finance
                   Agency, (Merrimack College), (MBIA),
                   5.20%, 7/1/32                                1,034,580
      1,150        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA), Variable Rate,
                   10/1/27(1)(2)                                1,207,626

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Education (continued)
-------------------------------------------------------------------------
    $   360        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA), 7.20%, 7/1/09             $    367,056
        500        Massachusetts HEFA, (Brandeis
                   University), (MBIA), 4.75%, 10/1/28            498,460
      1,000        Massachusetts HEFA, (Northeastern
                   University), (MBIA), 5.00%, 10/1/28          1,017,450
      2,000        Massachusetts HEFA, (UMass Worcester
                   Campus), (FGIC), 5.25%, 10/1/31              2,079,900
      3,080        Massachusetts IFA, (College of the Holy
                   Cross), (MBIA), 5.625%, 3/1/26               3,311,801
-------------------------------------------------------------------------
                                                             $ 15,100,873
-------------------------------------------------------------------------
Insured-Electric Utilities -- 1.1%
-------------------------------------------------------------------------
    $ 2,000        Puerto Rico Electric Power Authority,
                   RITES, (FSA), Variable Rate,
                   7/1/20(2)(3)                              $  2,283,680
-------------------------------------------------------------------------
                                                             $  2,283,680
-------------------------------------------------------------------------
Insured-General Obligations -- 2.9%
-------------------------------------------------------------------------
    $ 2,600        Ipswich, (FGIC), 5.00%, 11/15/19          $  2,738,320
      2,800        Martha's Vineyard, (AMBAC),
                   5.00%, 5/1/32                                2,856,588
        500        Plymouth, (MBIA), 5.25%, 10/15/20              538,850
-------------------------------------------------------------------------
                                                             $  6,133,758
-------------------------------------------------------------------------
Insured-Hospital -- 7.9%
-------------------------------------------------------------------------
    $ 3,750        Massachusetts HEFA, (Beth Israel
                   Hospital), (AMBAC), (AMT), Variable
                   Rate, 7/1/25(1)                           $  3,922,313
      1,000        Massachusetts HEFA, (Caregroup), (MBIA),
                   4.75%, 7/1/20                                1,003,280
        750        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05                  798,983
      2,600        Massachusetts HEFA, (St. Luke's
                   Hospital), (MBIA), Variable Rate,
                   8/15/13(1)                                   2,766,608
      2,600        Massachusetts HEFA, (St. Luke's
                   Hospital), (MBIA), Variable Rate,
                   8/15/23(1)                                   2,768,038
      3,000        Massachusetts HEFA, (The Medical Center
                   of Central Massachusetts), (AMBAC),
                   Variable Rate, 6/23/22(1)                    3,912,840
      1,500        Massachusetts IFA, (Briscoe House),
                   (FHA), 7.125%, 2/1/36                        1,664,955
-------------------------------------------------------------------------
                                                             $ 16,837,017
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.2%
-------------------------------------------------------------------------
    $ 7,500        Massachusetts Development Finance
                   Agency, (MBIA), 5.125%, 2/1/34            $  7,660,275
      1,200        Puerto Rico Public Buildings Authority,
                   Government Facility Revenue, (XLCA),
                   5.25%, 7/1/36                                1,252,716
-------------------------------------------------------------------------
                                                             $  8,912,991
-------------------------------------------------------------------------
Insured-Miscellaneous -- 0.5%
-------------------------------------------------------------------------
    $ 1,000        Massachusetts Development Finance
                   Agency, (WGBH Educational Foundation),
                   (AMBAC), 5.375%, 1/1/42                   $  1,047,580
-------------------------------------------------------------------------
                                                             $  1,047,580
-------------------------------------------------------------------------
Insured-Transportation -- 6.2%
-------------------------------------------------------------------------
    $19,000        Massachusetts Turnpike Authority,
                   (MBIA), 0.00%, 1/1/28                     $  5,275,350
     10,750        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   0.00%, 1/1/22                                4,227,545
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              1,003,710
      2,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38             2,007,420
        665        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   7/1/36(2)(3)                                   735,557
-------------------------------------------------------------------------
                                                             $ 13,249,582
-------------------------------------------------------------------------
Nursing Home -- 2.6%
-------------------------------------------------------------------------
    $ 2,400        Massachusetts HEFA, (Christopher House),
                   6.875%, 1/1/29                            $  2,338,968
      3,225        Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25               3,241,512
-------------------------------------------------------------------------
                                                             $  5,580,480
-------------------------------------------------------------------------
Other Revenue -- 0.9%
-------------------------------------------------------------------------
    $ 1,485        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(2)(3)   $  1,870,135
-------------------------------------------------------------------------
                                                             $  1,870,135
-------------------------------------------------------------------------
Pooled Loans -- 1.1%
-------------------------------------------------------------------------
    $ 2,000        New England Educational Loan Marketing
                   Corp., (AMT), 6.90%, 11/1/09              $  2,288,520
-------------------------------------------------------------------------
                                                             $  2,288,520
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.8%
-------------------------------------------------------------------------
    $ 1,850        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                             $  1,755,706
-------------------------------------------------------------------------
                                                             $  1,755,706
-------------------------------------------------------------------------
Solid Waste -- 1.5%
-------------------------------------------------------------------------
    $ 3,250        Massachusetts IFA, Resource Recovery,
                   (Ogden Haverhill), (AMT), 5.60%, 12/1/19  $  2,974,725
        355        Pittsfield, Solid Waste Disposal, (Vicon
                   Recovery Associates), 7.95%, 11/1/04           355,234
-------------------------------------------------------------------------
                                                             $  3,329,959
-------------------------------------------------------------------------
Special Tax Revenue -- 2.0%
-------------------------------------------------------------------------
    $ 3,000        Massachusetts Bay Transportation
                   Authority, Sales Tax, 5.00%, 7/1/32       $  3,050,910
      1,250        Massachusetts Bay Transportation
                   Authority, Sales Tax, 5.50%, 7/1/30          1,320,563
-------------------------------------------------------------------------
                                                             $  4,371,473
-------------------------------------------------------------------------
Transportation -- 1.7%
-------------------------------------------------------------------------
    $ 3,500        Massachusetts Bay Transportation
                   Authority, Variable Rate, 3/1/27(1)(2)    $  3,579,380
-------------------------------------------------------------------------
                                                             $  3,579,380
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Water and Sewer -- 7.9%
-------------------------------------------------------------------------
    $12,185        Boston, IDA, (Harbor Electric Energy
                   Co.), (AMT), 7.375%, 5/15/15(4)           $ 12,354,615
      4,165        Massachusetts Water Resources Authority,
                   5.25%, 12/1/15                               4,693,663
-------------------------------------------------------------------------
                                                             $ 17,048,278
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $194,700,197)                            $211,230,023
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                       $  2,997,208
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $214,227,231
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 30.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.8% to 16.4% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 95.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 3.1%
------------------------------------------------------------------------
     $  470        University of Mississippi Educational
                   Building Corp., 6.20%, 6/1/16             $   543,433
------------------------------------------------------------------------
                                                             $   543,433
------------------------------------------------------------------------
Electric Utilities -- 3.2%
------------------------------------------------------------------------
     $  250        Mississippi Business Finance Corp.,
                   (System Energy Resources, Inc.),
                   5.90%, 5/1/22                             $   246,053
        300        Warren County, (Mississippi Power &
                   Light), 7.00%, 4/1/22                         307,302
------------------------------------------------------------------------
                                                             $   553,355
------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.5%
------------------------------------------------------------------------
     $  500        Mississippi Educational Facilities
                   Authority, (Milsaps College), (MBIA),
                   Prerefunded to 11/1/04, 6.50%, 11/1/19    $   551,255
      2,500        Mississippi Housing Finance Corp.,
                   Single Family, Escrowed to Maturity,
                   (AMT), 0.00%, 6/1/15                        1,466,950
------------------------------------------------------------------------
                                                             $ 2,018,205
------------------------------------------------------------------------
General Obligations -- 1.6%
------------------------------------------------------------------------
     $  250        Mississippi State General Obligation,
                   5.00%, 11/1/21                            $   279,850
------------------------------------------------------------------------
                                                             $   279,850
------------------------------------------------------------------------
Hospital -- 5.5%
------------------------------------------------------------------------
     $  300        Corinth and Alcorn County, (Magnolia
                   Health Center), 5.50%, 10/1/21            $   293,697
        500        Jones County, (South Central Regional
                   Medical Center), 5.50%, 12/1/17               496,830
        200        Mississippi Hospital Equipment and
                   Facilities Authority, (Rush Medical
                   Foundation), 6.00%, 1/1/22                    180,714
------------------------------------------------------------------------
                                                             $   971,241
------------------------------------------------------------------------
Housing -- 8.9%
------------------------------------------------------------------------
     $  500        Hinds County, (Woodridge Apartments),
                   (FHA), 6.25%, 11/1/27                     $   515,385
        350        Mississippi Home Corp., Single Family,
                   (GNMA), (AMT), 6.625%, 4/1/27(1)              362,446
        260        Mississippi Home Corp., Single Family,
                   (GNMA), (AMT), 7.55%, 12/1/27                 274,160
        140        Mississippi Home Corp., Single Family,
                   (GNMA), (AMT), 8.10%, 12/1/24                 150,095
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $  250        Mississippi Home Corp., Single Family,
                   (GNMA), (AMT), 8.125%, 12/1/24            $   266,553
------------------------------------------------------------------------
                                                             $ 1,568,639
------------------------------------------------------------------------
Industrial Development Revenue -- 5.2%
------------------------------------------------------------------------
     $  200        Lowndes County, (Weyerhaeuser),
                   6.80%, 4/1/22                             $   229,896
        350        Mississippi Business Finance Corp.,
                   (E.I. DuPont deNemours), (AMT),
                   7.15%, 5/1/16                                 357,980
        300        Warren County, (International Paper),
                   (AMT), 6.70%, 8/1/18                          316,446
------------------------------------------------------------------------
                                                             $   904,322
------------------------------------------------------------------------
Insured-Education -- 6.2%
------------------------------------------------------------------------
     $  500        Mississippi State University Educational
                   Building Corp., (MBIA), 5.25%, 8/1/17     $   560,385
        500        Southern Mississippi University
                   Educational Building Corp., (AMBAC),
                   5.00%, 3/1/21                                 518,365
------------------------------------------------------------------------
                                                             $ 1,078,750
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.2%
------------------------------------------------------------------------
     $  100        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(3)       $   148,774
         85        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(2)(4)                                   97,056
        300        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(4)      306,636
------------------------------------------------------------------------
                                                             $   552,466
------------------------------------------------------------------------
Insured-General Obligations -- 9.2%
------------------------------------------------------------------------
     $  500        Hinds County, (MBIA), 6.25%, 3/1/11       $   595,560
        500        Puerto Rico General Obligation, (FGIC),
                   5.00%, 7/1/32                                 513,945
        250        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                                259,030
        220        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                                  252,272
------------------------------------------------------------------------
                                                             $ 1,620,807
------------------------------------------------------------------------
Insured-Hospital -- 13.0%
------------------------------------------------------------------------
     $  750        Gulfport, (Gulfport Memorial Hospital),
                   (MBIA), 6.20%, 7/1/18                     $   801,255
        600        Hinds County, (Mississippi Methodist
                   Hospital), (AMBAC), 5.60%, 5/1/12             674,976

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $  250        Mississippi Hospital Equipment and
                   Facilities Authority, (Forrest County
                   General Hospital), (FSA), 5.50%, 1/1/27   $   262,090
        500        Mississippi Hospital Equipment and
                   Facilities Authority, (Mississippi
                   Baptist Medical Center), (MBIA),
                   6.00%, 5/1/13                                 544,580
------------------------------------------------------------------------
                                                             $ 2,282,901
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.5%
------------------------------------------------------------------------
     $  250        Puerto Rico Public Finance Corp.,
                   (AMBAC), 5.125%, 6/1/24                   $   269,920
------------------------------------------------------------------------
                                                             $   269,920
------------------------------------------------------------------------
Insured-Other Revenue -- 3.0%
------------------------------------------------------------------------
     $  500        Mississippi Development Bank, (Capital
                   Projects), (AMBAC), 5.00%, 7/1/24         $   516,915
------------------------------------------------------------------------
                                                             $   516,915
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.1%
------------------------------------------------------------------------
     $  180        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $   184,052
------------------------------------------------------------------------
                                                             $   184,052
------------------------------------------------------------------------
Insured-Transportation -- 3.0%
------------------------------------------------------------------------
     $  350        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 5.00%, 7/1/28         $   358,372
        175        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38              175,649
------------------------------------------------------------------------
                                                             $   534,021
------------------------------------------------------------------------
Insured-Water and Sewer -- 7.7%
------------------------------------------------------------------------
     $  300        Gautier Utility District, (FGIC),
                   5.125%, 3/1/19                            $   317,181
        600        Harrison County, Wastewater Management
                   and Solid Waste, (FGIC), 4.75%, 2/1/27        593,544
        435        Mississippi Development Bank, (Combined
                   Water & Sewer System), (AMBAC),
                   5.00%, 7/1/23                                 442,773
------------------------------------------------------------------------
                                                             $ 1,353,498
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 5.9%
------------------------------------------------------------------------
     $  500        Mississippi Development Bank, (Golden
                   Triangle Solid Waste), 6.00%, 7/1/15      $   515,675
        500        Mississippi State University Educational
                   Building Corp., 6.15%, 6/15/15                517,575
------------------------------------------------------------------------
                                                             $ 1,033,250
------------------------------------------------------------------------
Nursing Home -- 1.7%
------------------------------------------------------------------------
     $  290        Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25      $   299,619
------------------------------------------------------------------------
                                                             $   299,619
------------------------------------------------------------------------
Senior Living / Life Care -- 1.0%
------------------------------------------------------------------------
     $  175        Ridgeland, Urban Renewal, (The Orchard),
                   7.75%, 12/1/15                            $   180,805
------------------------------------------------------------------------
                                                             $   180,805
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.5%
   (identified cost $15,483,054)                             $16,746,049
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.5%                       $   788,899
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $17,534,948
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 53.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.0% to 20.2% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 1.7%
-------------------------------------------------------------------------
    $ 2,005        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19     $  2,067,957
      4,250        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                                3,886,285
-------------------------------------------------------------------------
                                                             $  5,954,242
-------------------------------------------------------------------------
Education -- 25.6%
-------------------------------------------------------------------------
    $ 5,020        Monroe County IDA, (Wilmur Assoc.),
                   7.25%, 12/1/16                            $  5,066,586
      8,000        New York Dormitory Authority, (City
                   University), 5.625%, 7/1/16                  9,206,080
      8,500        New York Dormitory Authority, (City
                   University), 6.00%, 7/1/20                  10,171,440
      5,100        New York Dormitory Authority, (City
                   University), 7.00%, 7/1/09                   5,907,738
      4,325        New York Dormitory Authority, (City
                   University), 7.50%, 7/1/10                   5,222,524
      1,000        New York Dormitory Authority,
                   (Rockefeller University), 4.75%, 7/1/37        988,410
      9,985        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/15                              11,240,813
     18,775        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/19(1)                           20,752,007
     14,680        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/21                              16,100,730
      2,000        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.50%, 5/15/19                               2,285,740
      1,000        Tompkins County IDA, (Cornell
                   University), 5.75%, 7/1/30                   1,179,550
-------------------------------------------------------------------------
                                                             $ 88,121,618
-------------------------------------------------------------------------
Electric Utilities -- 4.0%
-------------------------------------------------------------------------
    $ 7,200        Long Island Power Authority, Electric
                   System Revenue, 5.50%, 12/1/23            $  7,438,968
      6,330        Long Island Power Authority, Electric
                   System Revenue, 5.50%, 12/1/29               6,429,761
-------------------------------------------------------------------------
                                                             $ 13,868,729
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.1%
-------------------------------------------------------------------------
    $ 5,200        Metropolitan Transportation Authority of
                   New York, (FGIC), Prerefunded to
                   10/1/15, 4.75%, 4/1/28                    $  5,690,672
        820        New York City, Prerefunded to 2/15/06,
                   5.875%, 2/15/19                                930,126
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------
    $12,080        Triborough Bridge and Tunnel Authority,
                   Escrowed to Maturity, 5.50%, 1/1/17       $ 14,016,182
      3,000        Triborough Bridge and Tunnel Authority,
                   Escrowed to Maturity, 6.125%, 1/1/21         3,658,230
-------------------------------------------------------------------------
                                                             $ 24,295,210
-------------------------------------------------------------------------
General Obligations -- 4.5%
-------------------------------------------------------------------------
    $ 4,625        New York City, 5.00%, 3/1/33              $  4,585,780
      2,500        New York City, 5.375%, 12/1/26               2,569,525
      4,380        New York City, 5.875%, 2/15/19               4,668,992
      3,500        New York State, 6.00%, 5/15/30               3,743,005
-------------------------------------------------------------------------
                                                             $ 15,567,302
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.9%
-------------------------------------------------------------------------
    $   380        New York City IDA, (A Very Special
                   Place), 5.75%, 1/1/29                     $    311,247
      5,050        New York Dormitory Authority, (Mental
                   Health Facilities), 5.375%, 2/15/26          5,211,448
        120        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 2/1/15                109,426
        340        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 9/1/15                355,215
        345        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 9/1/15                360,439
        300        Suffolk County Industrial Development
                   Agency, Civic Facility Revenue,
                   (Alliance of LI), 7.50%, 9/1/15                313,425
-------------------------------------------------------------------------
                                                             $  6,661,200
-------------------------------------------------------------------------
Hospital -- 6.3%
-------------------------------------------------------------------------
    $ 1,205        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $  1,129,712
      3,250        Chautauqua County IDA, (Womans Christian
                   Association), 6.40%, 11/15/29                2,932,865
      2,750        Fulton County IDA, (Nathan Littauer
                   Hospital), 6.00%, 11/1/18                    2,441,340
      1,110        Nassau County Industrial Development
                   Agency, (North Shore Health System),
                   5.875%, 11/1/11                              1,109,345
      1,000        New York City Industrial Development
                   Agency, (Staten Island University
                   Hospital), 6.45%, 7/1/32                     1,042,050
      4,500        New York Dormitory Authority, (Lenox
                   Hill Hospital), 5.50%, 7/1/30                4,627,710
      2,750        Oneida County Industrial Development
                   Agency, (Elizabeth Medical Center),
                   5.875%, 12/1/29                              2,408,092

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 1,000        Oneida County Industrial Development
                   Agency, (Elizabeth Medical Center),
                   6.00%, 12/1/29                            $    890,820
      5,000        Suffolk County Industrial Development
                   Agency, (Huntington Hospital),
                   5.875%, 11/1/32                              5,149,200
-------------------------------------------------------------------------
                                                             $ 21,731,134
-------------------------------------------------------------------------
Housing -- 1.7%
-------------------------------------------------------------------------
    $ 3,957        New York City HDC, Allerville,
                   6.50%, 11/15/18                           $  3,961,654
      1,735        New York City HDC, Dayton,
                   6.50%, 11/15/18                              1,825,031
-------------------------------------------------------------------------
                                                             $  5,786,685
-------------------------------------------------------------------------
Industrial Development Revenue -- 2.3%
-------------------------------------------------------------------------
    $ 3,500        New York City Industrial Development
                   Agency, (American Airlines, Inc.-JFK
                   International Airport), (AMT),
                   8.00%, 8/1/12                             $  1,050,350
      2,500        New York Energy Research and Development
                   Authority, (Brooklyn Union Gas), (AMT),
                   Variable Rate, 7/1/26(2)                     3,116,875
      1,975        Onondaga County IDA, (Senior Air Cargo)
                   (AMT), 6.125%, 1/1/32                        2,004,447
      1,600        Port Authority of New York and New
                   Jersey, (Continental Airlines), (AMT),
                   9.125%, 12/1/15                              1,616,160
-------------------------------------------------------------------------
                                                             $  7,787,832
-------------------------------------------------------------------------
Insured-Education -- 4.2%
-------------------------------------------------------------------------
    $12,500        New York Dormitory Authority, (New York
                   University), (MBIA), 5.75%, 7/1/27        $ 14,582,625
-------------------------------------------------------------------------
                                                             $ 14,582,625
-------------------------------------------------------------------------
Insured-Electric Utilities -- 0.7%
-------------------------------------------------------------------------
    $   750        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(2)(3)        $    820,920
      1,500        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(3)(4)          1,712,760
-------------------------------------------------------------------------
                                                             $  2,533,680
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 0.7%
-------------------------------------------------------------------------
    $ 2,000        Metropolitan Transportation Authority of
                   New York, (FGIC), Prerefunded to
                   10/1/15, 5.00%, 4/1/23                    $  2,238,120
-------------------------------------------------------------------------
                                                             $  2,238,120
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-General Obligations -- 1.5%
-------------------------------------------------------------------------
    $   700        Bethlehem Central School District,
                   (AMBAC), 7.10%, 11/1/08                   $    859,187
        700        Bethlehem Central School District,
                   (AMBAC), 7.10%, 11/1/09                        870,702
        700        Jamestown, (AMBAC), 7.10%, 3/15/11             875,700
        675        Jamestown, (AMBAC), 7.10%, 3/15/12             860,598
        675        Jamestown, (AMBAC), 7.10%, 3/15/13             863,298
        515        Jamestown, (AMBAC), 7.10%, 3/15/14             665,534
-------------------------------------------------------------------------
                                                             $  4,995,019
-------------------------------------------------------------------------
Insured-Hospital -- 0.9%
-------------------------------------------------------------------------
    $ 3,145        New York City Health and Hospital Corp.,
                   (Health Systems), (AMBAC),
                   5.00%, 2/15/23                            $  3,222,430
-------------------------------------------------------------------------
                                                             $  3,222,430
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.4%
-------------------------------------------------------------------------
    $ 1,367        Puerto Rico Public Building Authority,
                   (CIFG), Variable Rate, 7/1/36(3)(4)       $  1,527,528
-------------------------------------------------------------------------
                                                             $  1,527,528
-------------------------------------------------------------------------
Insured-Miscellaneous -- 1.8%
-------------------------------------------------------------------------
    $ 5,045        New York City Trust Cultural Resources,
                   (AMBAC), Variable Rate, 7/1/29(2)(3)      $  6,136,587
-------------------------------------------------------------------------
                                                             $  6,136,587
-------------------------------------------------------------------------
Insured-Solid Waste -- 1.5%
-------------------------------------------------------------------------
    $ 4,495        Islip Resource Recovery Agency, (MBIA),
                   6.50%, 7/1/09                             $  5,068,607
-------------------------------------------------------------------------
                                                             $  5,068,607
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.3%
-------------------------------------------------------------------------
    $ 2,950        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(3)                              $  3,082,780
      1,225        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                    1,307,700
-------------------------------------------------------------------------
                                                             $  4,390,480
-------------------------------------------------------------------------
Insured-Transportation -- 2.9%
-------------------------------------------------------------------------
    $ 3,165        Monroe County, Airport Authority, (AMT),
                   (MBIA), Variable Rate, 1/1/19(2)(3)       $  4,154,347

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $ 1,750        Niagara Frontier Airport Authority,
                   (Buffalo Niagara International Airport),
                   (MBIA), (AMT),
                   Variable Rate, 4/1/29(2)(3)               $  1,946,858
      4,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,014,840
-------------------------------------------------------------------------
                                                             $ 10,116,045
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 11.1%
-------------------------------------------------------------------------
    $ 5,000        New York Housing Finance Agency, New
                   York City Health Facilities, Variable
                   Rate, 5/1/04(2)(3)                        $  6,125,950
     27,940        New York Urban Development Corp.,
                   5.70%, 4/1/20                               31,947,993
-------------------------------------------------------------------------
                                                             $ 38,073,943
-------------------------------------------------------------------------
Miscellaneous -- 1.9%
-------------------------------------------------------------------------
    $ 2,000        Albany Industrial Development Agency
                   Civic Facility, (Charitable Leadership),
                   5.75%, 7/1/26                             $  2,033,100
      3,500        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(3)(4)      4,404,995
-------------------------------------------------------------------------
                                                             $  6,438,095
-------------------------------------------------------------------------
Nursing Home -- 0.8%
-------------------------------------------------------------------------
    $ 2,600        New York MCFFA, Hospital and Nursing
                   Insured Mortgage, (FHA), 7.25%, 2/15/31   $  2,637,570
-------------------------------------------------------------------------
                                                             $  2,637,570
-------------------------------------------------------------------------
Senior Living / Life Care -- 0.9%
-------------------------------------------------------------------------
    $ 2,925        Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                             $  2,989,233
-------------------------------------------------------------------------
                                                             $  2,989,233
-------------------------------------------------------------------------
Special Tax Revenue -- 8.9%
-------------------------------------------------------------------------
    $ 5,700        New York City Transitional Finance
                   Authority, 4.75%, 11/1/23                 $  5,701,653
      1,595        New York City Transitional Finance
                   Authority, (Future Tax), 5.50%, 5/1/25       1,848,940
      2,000        New York City Transitional Finance
                   Authority, (Future Tax), 5.50%, 5/1/25       2,142,740
     19,830        New York State Local Government
                   Assistance Corp., 5.00%, 4/1/21             20,831,217
-------------------------------------------------------------------------
                                                             $ 30,524,550
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Water and Sewer -- 2.5%
-------------------------------------------------------------------------
    $ 6,500        New York City Municipal Water Finance
                   Authority, 5.75%, 6/15/29                 $  7,160,660
      1,500        New York Environmental Facility Corp.,
                   Clean Water, 5.00%, 6/15/28                  1,525,350
-------------------------------------------------------------------------
                                                             $  8,686,010
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost $294,776,286)                            $333,934,474
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                       $  9,896,624
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $343,831,098
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 18.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.5% to 8.2% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 1.2%
-------------------------------------------------------------------------
    $ 2,400        Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power),
                   (AMT), 5.875%, 9/1/20                     $  2,196,936
-------------------------------------------------------------------------
                                                             $  2,196,936
-------------------------------------------------------------------------
Education -- 5.3%
-------------------------------------------------------------------------
    $   550        Ohio Higher Educational Facilities
                   Authority, (Case Western University),
                   6.50%, 10/1/20                            $    695,783
      5,875        Ohio Higher Educational Facilities
                   Authority, (Oberlin College), Variable
                   Rate, 10/1/29(1)(2)                          6,054,834
      2,500        Ohio Higher Educational Facilities,
                   (Case Western Reserve University),
                   5.50%, 10/1/21                               2,741,150
-------------------------------------------------------------------------
                                                             $  9,491,767
-------------------------------------------------------------------------
Electric Utilities -- 3.9%
-------------------------------------------------------------------------
    $ 2,000        Clyde, Electric System Revenue, (AMT),
                   6.00%, 11/15/14                           $  2,091,180
      4,750        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20              4,816,642
-------------------------------------------------------------------------
                                                             $  6,907,822
-------------------------------------------------------------------------
General Obligations -- 3.3%
-------------------------------------------------------------------------
    $   930        Tuscarawas County Public Library
                   Improvement, 6.90%, 12/1/11               $    941,355
      4,375        Youngstown, 7.35%, 7/1/05                    4,847,587
-------------------------------------------------------------------------
                                                             $  5,788,942
-------------------------------------------------------------------------
Hospital -- 11.4%
-------------------------------------------------------------------------
    $ 1,500        Cuyahoga County, (Cleveland Clinic
                   Health System), 5.50%, 1/1/29(3)          $  1,494,735
      1,000        East Liverpool, (City Hospital),
                   8.00%, 10/1/21                               1,010,270
      3,000        Erie County Hospital Facilities,
                   (Firelands Regional Medical Center),
                   5.625%, 8/15/32                              3,030,300
      2,125        Highland County, (Township Hospital),
                   6.75%, 12/1/29                               1,976,547
      1,000        Mahoning County Ohio Hospital Facility,
                   (Forum Health Obligation Group),
                   6.00%, 11/15/32                              1,035,270
      3,800        Miami, (Upper Valley Medical Center),
                   6.375%, 5/15/26                              3,874,290
      1,000        Parma, (Parma Community General Hospital
                   Association), 5.35%, 11/1/18                 1,019,800
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 4,250        Parma, (Parma Community General Hospital
                   Association), 5.375%, 11/1/29             $  4,193,560
      2,500        Richland County Hospital Facilities,
                   (Medcentral Health Systems),
                   6.375%, 11/15/30                             2,629,525
-------------------------------------------------------------------------
                                                             $ 20,264,297
-------------------------------------------------------------------------
Housing -- 2.4%
-------------------------------------------------------------------------
    $ 4,000        Franklin County, (Tuttle Park), (FHA),
                   (AMT), 6.60%, 3/1/36                      $  4,335,320
-------------------------------------------------------------------------
                                                             $  4,335,320
-------------------------------------------------------------------------
Industrial Development Revenue -- 8.3%
-------------------------------------------------------------------------
    $ 2,000        Cleveland Airport, (Continental
                   Airlines), (AMT), 5.375%, 9/15/27         $    932,440
      4,500        Cleveland Airport, (Continental
                   Airlines), (AMT), 5.70%, 12/1/19             2,437,335
      2,990        Dayton, Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18          2,333,605
      2,500        Ohio Environmental Facilities, (Ford
                   Motor), 6.15%, 6/1/30                        2,517,325
      1,000        Ohio Environmental Facilities, (Ford
                   Motor), (AMT), 5.95%, 9/1/29                   986,830
      1,000        Ohio Pollution Control, (Standard Oil),
                   6.75%, 12/1/15                               1,263,700
      4,000        Ohio Sewer and Solid Waste Disposal
                   Facilities, (Anheuser Busch),
                   6.00%, 7/1/35                                4,281,560
-------------------------------------------------------------------------
                                                             $ 14,752,795
-------------------------------------------------------------------------
Insured-Education -- 4.0%
-------------------------------------------------------------------------
    $   700        Puerto Rico Industrial, Tourist,
                   Educational, Medical and Environmental,
                   Residual Certificates, (MBIA),
                   Variable Rate, 7/1/33(2)(4)               $    747,887
      2,000        University of Akron, (FGIC),
                   Variable Rate, 1/1/29(1)(2)                  2,333,380
      4,000        University of Cincinnati, (FGIC),
                   5.00%, 6/1/31                                4,077,840
-------------------------------------------------------------------------
                                                             $  7,159,107
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.5%
-------------------------------------------------------------------------
    $ 2,000        Cuyahoga County Utility Systems,
                   (Medical Center Co.), (MBIA), (AMT),
                   6.10%, 8/15/15                            $  2,232,640
      4,445        Ohio Air Quality Development Authority,
                   (Ohio Power), RITES, (AMBAC), Variable
                   Rate, 5/1/26(2)(4)                           4,816,157
      3,000        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/26                 958,770

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Electric Utilities (continued)
-------------------------------------------------------------------------
    $ 2,500        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/27            $    759,750
      4,750        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/28               1,368,285
      3,150        Puerto Rico Electric Power Authority,
                   (XLCA), 4.75%, 7/1/24                        3,164,175
-------------------------------------------------------------------------
                                                             $ 13,299,777
-------------------------------------------------------------------------
Insured-General Obligations -- 9.7%
-------------------------------------------------------------------------
    $ 1,500        Amherst School District, (FGIC),
                   5.00%, 12/1/26                            $  1,532,175
      1,250        Athens City School District, (FSA),
                   6.00%, 12/1/24                               1,415,912
      2,110        Hudson Local School District, (FGIC),
                   0.00%, 12/15/09                              1,691,292
      1,500        Lima City School District, (AMBAC),
                   6.00%, 12/1/22                               1,674,570
      1,300        Minerva Local School District,
                   (Classroom Facility), (MBIA),
                   5.30%, 12/1/29                               1,365,832
      2,600        Norwalk City School District, (AMBAC),
                   4.75%, 12/1/26                               2,602,054
      1,500        Pickering Local School District, (FGIC),
                   0.00%, 12/1/16                                 834,165
      5,000        Plain School District, (FGIC),
                   5.00%, 12/1/30                               5,109,650
      1,000        Springfield City School District, (Clark
                   County), (FGIC), 5.20%, 12/1/23              1,056,290
-------------------------------------------------------------------------
                                                             $ 17,281,940
-------------------------------------------------------------------------
Insured-Hospital -- 1.1%
-------------------------------------------------------------------------
    $   995        Cuyahoga County, (Cleveland Clinic),
                   (MBIA), 5.125%, 1/1/29                    $  1,014,343
      1,000        Montgomery County, (Miami Valley
                   Hospital), (AMBAC), 6.25%, 11/15/16          1,023,830
-------------------------------------------------------------------------
                                                             $  2,038,173
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.0%
-------------------------------------------------------------------------
    $ 3,000        Hamilton County Sales Tax, (AMBAC),
                   5.25%, 12/1/32                            $  3,107,910
      1,500        Hamilton County Sales Tax, (MBIA),
                   4.75%, 12/1/27                               1,492,785
      2,990        Hamilton County Sales Tax, (MBIA),
                   5.00%, 12/1/27                               3,032,069
      1,350        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(1)(2)                                 1,410,764
      1,575        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                    1,681,328
-------------------------------------------------------------------------
                                                             $ 10,724,856
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Transportation -- 9.4%
-------------------------------------------------------------------------
    $ 3,000        Cleveland Airport System, (FSA),
                   5.00%, 1/1/31(5)                          $  3,045,030
      1,600        Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                               1,546,288
      7,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/24                               7,854,210
      3,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              3,011,130
      1,250        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38             1,254,638
-------------------------------------------------------------------------
                                                             $ 16,711,296
-------------------------------------------------------------------------
Miscellaneous -- 2.1%
-------------------------------------------------------------------------
    $ 3,000        Puerto Rico Infrastructure Financing
                   Authority,
                   Variable Rate, 10/1/32(2)(4)              $  3,775,710
-------------------------------------------------------------------------
                                                             $  3,775,710
-------------------------------------------------------------------------
Nursing Home -- 10.2%
-------------------------------------------------------------------------
    $ 2,000        Cuyahoga County Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/17                            $  1,860,940
      2,100        Cuyahoga County Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/28(6)                            1,878,597
      1,305        Cuyahoga County Health Care Facilities,
                   (Maple Care Center) (GNMA), (AMT),
                   8.00%, 8/20/16                               1,540,292
      1,000        Hamilton County, (Wesley Hall),
                   6.50%, 3/1/15                                1,058,160
      1,205        North Canton Health Care Facilities,
                   (St. Luke Lutheran), (GNMA),
                   6.10%, 9/20/16                               1,382,243
      6,455        North Canton Health Care Facilities,
                   (St. Luke Lutheran), (GNMA),
                   9.55%, 3/20/32                               8,371,167
      2,320        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                2,012,600
-------------------------------------------------------------------------
                                                             $ 18,103,999
-------------------------------------------------------------------------
Pooled Loans -- 8.2%
-------------------------------------------------------------------------
    $   410        Ohio Economic Development Commission,
                   (Burrows Paper), (AMT), 7.625%, 6/1/11    $    415,912
         80        Ohio Economic Development Commission,
                   (Cheryl & Co.), (AMT), 5.50%, 12/1/04           82,633
        530        Ohio Economic Development Commission,
                   (Cheryl & Co.), (AMT), 5.90%, 12/1/09          558,435
      1,085        Ohio Economic Development Commission,
                   (Consolidated Biscuit), (AMT),
                   7.00%, 12/1/09                               1,200,867
      2,635        Ohio Economic Development Commission, (J
                   J & W LP), (AMT), 6.70%, 12/1/14             2,729,386
        680        Ohio Economic Development Commission,
                   (Ohio Enterprise), (AMT),
                   7.625%, 12/1/11                                688,786

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Pooled Loans (continued)
-------------------------------------------------------------------------
    $ 1,380        Ohio Economic Development Commission,
                   (Progress Plastic Products), (AMT),
                   7.80%, 12/1/09                            $  1,545,448
        935        Ohio Economic Development Commission,
                   (Royal Appliance Manufacturing), (AMT),
                   7.625%, 12/1/11                                945,977
        815        Ohio Economic Development Commission,
                   (VSM Corp.), (AMT), 7.375%, 12/1/11            825,367
      5,300        Rickenbacker Port Authority Capital
                   Funding (Oasbo), 5.375%, 1/1/32              5,559,329
-------------------------------------------------------------------------
                                                             $ 14,552,140
-------------------------------------------------------------------------
Senior Living / Life Care -- 1.7%
-------------------------------------------------------------------------
    $ 1,000        Allen County Lima, (Convalescent Home
                   Foundation), (GNMA), 6.40%, 1/1/21        $  1,013,140
         40        Hamilton County Hospital Facilities,
                   (Episcopal Retirement Home),
                   6.80%, 1/1/08                                   40,188
      2,250        Summit County Healthcare Facilities,
                   (Village at Saint Edward),
                   5.75%, 12/1/25                               1,983,353
-------------------------------------------------------------------------
                                                             $  3,036,681
-------------------------------------------------------------------------
Special Tax Revenue -- 2.0%
-------------------------------------------------------------------------
    $ 2,000        Cleveland-Cuyahoga County Port
                   Authority, 7.00%, 12/1/18                 $  2,016,920
      1,425        Cuyahoga County Economic Development,
                   (Shaker Square), 6.75%, 12/1/30              1,588,533
-------------------------------------------------------------------------
                                                             $  3,605,453
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $164,506,689)                            $174,027,011
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $  4,027,858
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $178,054,869
-------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 38.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.8% to 15.0% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  When-issued security.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (6) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 3.5%
------------------------------------------------------------------------
     $  905        Rhode Island Health and Educational
                   Building Corp., (Higher Education
                   Facility-Brown University),
                   5.00%, 9/1/23                             $   929,670
      1,000        Rhode Island Health and Educational
                   Building Corp., (Higher Education
                   Facility-Salve Regina), 5.125%, 3/15/32     1,016,920
------------------------------------------------------------------------
                                                             $ 1,946,590
------------------------------------------------------------------------
General Obligations -- 0.2%
------------------------------------------------------------------------
     $  225        Puerto Rico, 0.00%, 7/1/16                $   126,070
------------------------------------------------------------------------
                                                             $   126,070
------------------------------------------------------------------------
Hospital -- 8.9%
------------------------------------------------------------------------
     $1,000        Rhode Island Health and Educational
                   Building Corp., (Hospital
                   Financing-Lifespan Obligation Group),
                   6.50%, 8/15/32                            $ 1,026,350
        750        Rhode Island Health and Educational
                   Building Corp., (Westerly Hospital),
                   5.60%, 7/1/31                                 752,250
        500        Rhode Island HEFA, (Newport Hospital),
                   5.30%, 7/1/29                                 473,995
      1,250        Rhode Island HEFA, (South County
                   Hospital), 5.75%, 11/15/26                  1,256,387
        725        Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                     613,546
        830        Rhode Island HEFA, (Westerly Hospital),
                   6.00%, 7/1/14                                 819,243
------------------------------------------------------------------------
                                                             $ 4,941,771
------------------------------------------------------------------------
Housing -- 1.5%
------------------------------------------------------------------------
     $   65        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    70,784
        585        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 6.60%, 10/1/25          608,318
        135        Rhode Island Housing and Mortgage
                   Finance Corp., (AMT), 7.55%, 10/1/22          135,451
------------------------------------------------------------------------
                                                             $   814,553
------------------------------------------------------------------------
Industrial Development Revenue -- 0.1%
------------------------------------------------------------------------
     $  400        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26           $    74,000
------------------------------------------------------------------------
                                                             $    74,000
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Education -- 17.7%
------------------------------------------------------------------------
     $1,000        Rhode Island Health and Educational
                   Building Corp., (Rhode Island College),
                   (AMBAC), 5.625%, 9/15/30                  $ 1,074,120
      2,350        Rhode Island Health and Educational
                   Building Corp., (School of Design),
                   (MBIA), 5.00%, 6/1/31                       2,392,041
      2,145        Rhode Island HEFA, (Bryant College),
                   (AMBAC), 5.00%, 12/1/31                     2,178,784
      1,575        Rhode Island HEFA, (Johnson and Wales
                   University), (MBIA), 5.00%, 4/1/29          1,599,381
        500        Rhode Island HEFA, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/24            507,730
        400        Rhode Island HEFA, (Roger Williams
                   College), (AMBAC), 5.00%, 11/15/28            404,196
      1,000        Rhode Island HEFA, (University of Rhode
                   Island), (AMBAC), 5.70%, 9/15/30            1,079,350
        500        Rhode Island HEFA, (University of Rhode
                   Island), (MBIA), 5.50%, 9/15/19               550,300
------------------------------------------------------------------------
                                                             $ 9,785,902
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.2%
------------------------------------------------------------------------
     $1,750        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                     $   915,337
        300        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(1)(2)           446,322
        335        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(1)(3)                                  382,516
------------------------------------------------------------------------
                                                             $ 1,744,175
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 4.2%
------------------------------------------------------------------------
     $  255        Rhode Island Clean Water Protection
                   Finance Agency, Water Pollution Control,
                   (MBIA), Prerefunded to 10/1/04,
                   5.85%, 10/1/09                            $   277,524
        230        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), Escrowed to
                   Maturity, 5.75%, 8/1/21                       267,350
        500        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), Escrowed to
                   Maturity, 5.80%, 8/1/09                       584,710
      1,000        Rhode Island Depositors Economic
                   Protection Corp., (MBIA), Escrowed to
                   Maturity, 5.80%, 8/1/12                     1,178,680
------------------------------------------------------------------------
                                                             $ 2,308,264
------------------------------------------------------------------------
Insured-General Obligations -- 7.4%
------------------------------------------------------------------------
     $1,000        North Kingstown, (FGIC), 5.875%, 10/1/25  $ 1,111,390
      1,000        Providence, (FGIC), 5.00%, 1/15/26          1,022,860
        500        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(1)(2)                                  573,345

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $  375        Rhode Island and Providence Plantations,
                   (FGIC), 4.75%, 9/1/17                     $   389,452
        335        Rhode Island and Providence Plantations,
                   (FGIC), 5.375%, 6/1/19                        361,596
        575        Warwick, (AMBAC), 5.00%, 7/15/21              602,600
------------------------------------------------------------------------
                                                             $ 4,061,243
------------------------------------------------------------------------
Insured-Hospital -- 3.5%
------------------------------------------------------------------------
     $1,900        Rhode Island HEFA, (Lifespan), (MBIA),
                   5.25%, 5/15/26                            $ 1,932,186
------------------------------------------------------------------------
                                                             $ 1,932,186
------------------------------------------------------------------------
Insured-Housing -- 4.6%
------------------------------------------------------------------------
     $1,000        Rhode Island Housing and Mortgage
                   Finance Corp., (Rental Housing Program),
                   (FSA), (AMT), 5.25%, 10/1/31              $ 1,012,610
      1,000        Rhode Island Housing and Mortgage
                   Finance Corp., (Rental Housing Program),
                   (FSA), (AMT), 5.55%, 10/1/32                1,034,440
        500        Villa Excelsior Housing Development
                   Corp., (MBIA), 6.85%, 1/1/24                  519,925
------------------------------------------------------------------------
                                                             $ 2,566,975
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.3%
------------------------------------------------------------------------
     $  500        Providence Public Building Authority,
                   (School and Public Facilities Projects),
                   (FSA), 5.00%, 12/15/18                    $   525,130
        750        Puerto Rico Public Finance Corp.,
                   (MBIA), 5.00%, 8/1/31                         769,222
------------------------------------------------------------------------
                                                             $ 1,294,352
------------------------------------------------------------------------
Insured-Solid Waste -- 1.4%
------------------------------------------------------------------------
     $  750        Rhode Island Resource Recovery Corp.,
                   (MBIA), (AMT), 5.00%, 3/1/22              $   756,682
------------------------------------------------------------------------
                                                             $   756,682
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 8.3%
------------------------------------------------------------------------
     $1,000        Convention Center Authority of Rhode
                   Island, (MBIA), 5.00%, 5/15/20(4)         $ 1,000,540
      2,300        Convention Center Authority of Rhode
                   Island, (MBIA), 5.25%, 5/15/15              2,589,271
        500        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(1)(3)                                  522,505
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
------------------------------------------------------------------------
        420        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                 $   448,354
------------------------------------------------------------------------
                                                             $ 4,560,670
------------------------------------------------------------------------
Insured-Transportation -- 7.3%
------------------------------------------------------------------------
     $1,750        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $ 1,756,493
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/38              509,245
        250        Rhode Island Economic Development Corp.
                   Airport, (FSA), 5.00%, 7/1/23                 254,468
      1,500        Rhode Island Economic Development Corp.
                   Airport, (FSA), 5.00%, 7/1/28               1,515,600
------------------------------------------------------------------------
                                                             $ 4,035,806
------------------------------------------------------------------------
Insured-Water and Sewer -- 5.6%
------------------------------------------------------------------------
     $1,500        Kent County Water Authority, (MBIA),
                   6.35%, 7/15/14                            $ 1,617,240
        750        Rhode Island Clean Water, Safe Drinking
                   Water, (AMBAC), 6.70%, 1/1/15                 823,883
        350        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.40%, 10/1/15                                398,388
        245        Rhode Island Clean Water, Water
                   Pollution Control, (MBIA),
                   5.85%, 10/1/09                                265,925
------------------------------------------------------------------------
                                                             $ 3,105,436
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.9%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Buildings Authority,
                   5.25%, 7/1/21                             $   517,305
------------------------------------------------------------------------
                                                             $   517,305
------------------------------------------------------------------------
Miscellaneous -- 3.1%
------------------------------------------------------------------------
     $  515        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(1)(2)   $   648,164
      1,000        Puerto Rico Infrastructure Financing
                   Authority, 5.50%, 10/1/40                   1,082,030
------------------------------------------------------------------------
                                                             $ 1,730,194
------------------------------------------------------------------------
Nursing Home -- 4.9%
------------------------------------------------------------------------
     $  500        Rhode Island HEFA, (Roger Williams
                   Realty), 6.50%, 8/1/29                    $   547,700
      1,275        Rhode Island HEFA, (Steere House),
                   5.80%, 7/1/20                               1,191,233

                       SEE NOTES TO FINANCIAL STATEMENTS

RHODE ISLAND MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------
     $1,000        Rhode Island HEFA, (Tockwotton Home),
                   6.25%, 8/15/22                            $   980,450
------------------------------------------------------------------------
                                                             $ 2,719,383
------------------------------------------------------------------------
Other Revenue -- 1.5%
------------------------------------------------------------------------
     $1,000        Tobacco Settlement Financing Corp.,
                   6.25%, 6/1/42                             $   838,750
------------------------------------------------------------------------
                                                             $   838,750
------------------------------------------------------------------------
Pooled Loans -- 1.5%
------------------------------------------------------------------------
     $  750        Rhode Island Student Loan Authority,
                   (AMT), 5.60%, 12/1/12                     $   805,763
------------------------------------------------------------------------
                                                             $   805,763
------------------------------------------------------------------------
Special Tax Revenue -- 3.7%
------------------------------------------------------------------------
     $1,500        Providence, Tax Increment, 7.65%, 6/1/16  $ 1,562,520
        500        Tiverton, Obligation Tax Increment,
                   (Mount Hope Bay Village),
                   6.875%, 5/1/22                                504,590
------------------------------------------------------------------------
                                                             $ 2,067,110
------------------------------------------------------------------------
Water and Sewer -- 1.8%
------------------------------------------------------------------------
     $  955        Rhode Island Clean Water, PCR,
                   5.00%, 10/1/22                            $   989,714
------------------------------------------------------------------------
                                                             $   989,714
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost $50,627,820)                             $53,722,894
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                       $ 1,576,857
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $55,299,751
------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 67.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.4% to 34.6% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.7%
------------------------------------------------------------------------
     $  750        Sheperd College Board of Governors,
                   5.125%, 12/1/33                           $   751,335
------------------------------------------------------------------------
                                                             $   751,335
------------------------------------------------------------------------
Electric Utilities -- 4.0%
------------------------------------------------------------------------
     $  500        Mason PCR, (Appalacian Power),
                   6.85%, 6/1/22                             $   508,465
      1,130        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 591,046
------------------------------------------------------------------------
                                                             $ 1,099,511
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.7%
------------------------------------------------------------------------
     $1,050        West Virginia Health Facilities
                   Authority, (Charleston Area Medical
                   Center), Escrowed to Maturity,
                   6.50%, 9/1/23                             $ 1,302,031
------------------------------------------------------------------------
                                                             $ 1,302,031
------------------------------------------------------------------------
General Obligations -- 1.0%
------------------------------------------------------------------------
     $  500        Puerto Rico, 0.00%, 7/1/16                $   280,155
------------------------------------------------------------------------
                                                             $   280,155
------------------------------------------------------------------------
Hospital -- 5.3%
------------------------------------------------------------------------
     $1,000        Berkeley Building Commission, (City
                   Hospital), 6.50%, 11/1/22(1)              $   950,730
        500        Weirton Municipal Hospital, (Weirton
                   Medical Center), 6.375%, 12/1/31              501,890
------------------------------------------------------------------------
                                                             $ 1,452,620
------------------------------------------------------------------------
Housing -- 3.3%
------------------------------------------------------------------------
     $6,000        West Virginia Housing Development Fund,
                   0.00%, 11/1/37                            $   917,280
------------------------------------------------------------------------
                                                             $   917,280
------------------------------------------------------------------------
Industrial Development Revenue -- 3.6%
------------------------------------------------------------------------
     $  500        Braxton County, (Weyerhaeuser), (AMT),
                   5.80%, 6/1/27                             $   495,465
        465        Jefferson, (Royal Venders), (AMT),
                   5.90%, 8/1/04                                 484,930
------------------------------------------------------------------------
                                                             $   980,395
------------------------------------------------------------------------
Insured-Education -- 11.0%
------------------------------------------------------------------------
     $  750        Fairmont College Student Activity
                   Revenue, (FGIC), 5.00%, 6/1/32            $   762,210
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Education (continued)
------------------------------------------------------------------------
     $  455        West Virginia Higher Education Interim
                   Governing Board, (Marshall University),
                   (FGIC), 5.00%, 5/1/31                     $   461,170
        500        West Virginia State University System,
                   (AMBAC), 0.00%, 4/10/24                       164,650
      2,000        West Virginia University, (AMBAC),
                   0.00%, 4/1/31                                 443,660
      2,050        West Virginia University, (AMBAC),
                   0.00%, 4/1/25                                 636,197
        500        West Virginia University, (AMBAC),
                   5.75%, 4/1/16                                 553,165
------------------------------------------------------------------------
                                                             $ 3,021,052
------------------------------------------------------------------------
Insured-Electric Utilities -- 9.1%
------------------------------------------------------------------------
     $  700        Marshall PCR, (Ohio Power), (MBIA),
                   5.45%, 7/1/14                             $   731,766
        250        Pleasant County PCR, (Potomac Edison),
                   (AMBAC), (AMT), 5.50%, 4/1/29                 258,425
      1,000        Pleasant County PCR, (West
                   Pennsylvania), (AMBAC), (AMT),
                   5.50%, 4/1/29                               1,034,900
        150        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(3)           223,161
        250        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(4)      255,530
------------------------------------------------------------------------
                                                             $ 2,503,782
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 4.8%
------------------------------------------------------------------------
     $2,500        Kanawha-Putnam, Single Family, (AMBAC),
                   Escrowed to Maturity, 0.00%, 12/1/16      $ 1,328,500
------------------------------------------------------------------------
                                                             $ 1,328,500
------------------------------------------------------------------------
Insured-General Obligations -- 8.8%
------------------------------------------------------------------------
     $  250        Ohio County Board of Education, (MBIA),
                   5.125%, 6/1/18                            $   265,647
        300        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                                  344,007
        500        West Virginia School Building Authority,
                   (AMBAC), 5.60%, 7/1/17                        560,020
      2,200        West Virginia, (FGIC), 0.00%, 11/1/19         976,250
        250        West Virginia, (FGIC), 5.75%, 11/1/21         279,818
------------------------------------------------------------------------
                                                             $ 2,425,742
------------------------------------------------------------------------
Insured-Hospital -- 15.3%
------------------------------------------------------------------------
     $  500        Harrison County Building Commission,
                   (Maplewood Retirement), (AMBAC),
                   5.25%, 4/1/28                             $   509,850
        500        Randolph County Commission Health
                   System, (Davis Health System Inc.),
                   (FSA), 5.20%, 11/1/21                         519,410

                       SEE NOTES TO FINANCIAL STATEMENTS

WEST VIRGINIA MUNICIPALS PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $1,000        West Virginia Health Facilities
                   Authority, (Cabell Huntington Hospital),
                   (AMBAC), 6.25%, 1/1/19                    $ 1,049,520
        850        West Virginia Health Facilities
                   Authority, (Charleston Area Medical
                   Center), (MBIA), 5.75%, 9/1/13                928,906
      1,200        West Virginia Health Facilities
                   Authority, (West Virginia University
                   Medical Corp.), (MBIA), 6.10%, 1/1/18       1,215,888
------------------------------------------------------------------------
                                                             $ 4,223,574
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.7%
------------------------------------------------------------------------
     $  500        West Virginia Economic Development
                   Authority, (Correctional Juvenile and
                   Public), (MBIA), 5.00%, 6/1/26            $   508,945
        500        West Virginia Economic Development
                   Authority, (West Virginia University),
                   (AMBAC), 5.00%, 7/15/31                       506,450
------------------------------------------------------------------------
                                                             $ 1,015,395
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.2%
------------------------------------------------------------------------
     $  400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(4)                              $   418,004
        175        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                     186,814
------------------------------------------------------------------------
                                                             $   604,818
------------------------------------------------------------------------
Insured-Transportation -- 4.6%
------------------------------------------------------------------------
     $1,000        West Virginia Parkways Economic
                   Development and Tourism Authority,
                   (FGIC), 0.00%, 5/15/04                    $   986,903
        250        West Virginia Parkways, Economic
                   Development and Tourism Authority,
                   (FGIC), 5.25%, 5/15/19                        279,418
------------------------------------------------------------------------
                                                             $ 1,266,321
------------------------------------------------------------------------
Insured-Water and Sewer -- 14.6%
------------------------------------------------------------------------
     $  250        Berkeley Public Service District Sewer,
                   (MBIA), 5.75%, 10/1/25                    $   273,545
        500        Crab Orchard - MacArthur Public Service
                   District Sewer System, (AMBAC),
                   5.50%, 10/1/25                                530,390
        250        Fairmont Waterworks, (AMBAC),
                   4.50%, 7/1/24                                 239,578
        500        Martinsburg Water and Sewer, (MBIA),
                   5.00%, 9/1/31                                 506,260
      1,000        Parkersburg Waterworks and Sewer, (FSA),
                   5.80%, 9/1/19                               1,128,240
        750        West Virginia Water Development, (Loan
                   Program II), (FSA), 6.00%, 11/1/14            813,765
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Water and Sewer (continued)
------------------------------------------------------------------------
     $  500        West Virginia Water Development, (Loan
                   Program III), (AMBAC), (AMT),
                   5.65%, 7/1/40                             $   525,880
------------------------------------------------------------------------
                                                             $ 4,017,658
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.4%
------------------------------------------------------------------------
     $  400        West Virginia Economic Development
                   Authority, (Office Building),
                   5.00%, 10/1/26                            $   401,652
------------------------------------------------------------------------
                                                             $   401,652
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.1%
   (identified cost $25,775,082)                             $27,591,821
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.1)%                     $   (33,879)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $27,557,942
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 74.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 11.1% to 32.4% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                      CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $214,307,597        $242,010,818          $194,700,197             $15,483,054
   Unrealized appreciation                  31,698,953          20,729,625            16,529,826               1,262,995
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $246,006,550        $262,740,443          $211,230,023             $16,746,049
-----------------------------------------------------------------------------------------------------------------------------
Cash                                      $  1,773,825        $  1,571,739          $    559,215             $   486,395
Receivable for investments sold              2,538,501           1,215,000                20,000                  65,261
Interest receivable                          3,289,363           5,215,046             2,781,241                 267,783
Prepaid expenses                                   439                 465                   380                      26
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $253,608,678        $270,742,693          $214,590,859             $17,565,514
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased         $  2,631,905        $         --          $         --             $        --
Payable for daily variation margin
   on open financial futures
   contracts                                   433,125             381,562               341,344                  16,500
Accrued expenses                                29,293              31,794                22,284                  14,066
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $  3,094,323        $    413,356          $    363,628             $    30,566
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $250,514,355        $270,329,337          $214,227,231             $17,534,948
-----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $218,449,798        $249,263,495          $197,388,772             $16,256,526
Net unrealized appreciation
   (computed on the basis of
   identified cost)                         32,064,557          21,065,842            16,838,459               1,278,422
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $250,514,355        $270,329,337          $214,227,231             $17,534,948
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $294,776,286      $164,506,689        $50,627,820              $25,775,082
   Unrealized appreciation           39,158,188         9,520,322          3,095,074                1,816,739
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $333,934,474      $174,027,011        $53,722,894              $27,591,821
-------------------------------------------------------------------------------------------------------------------
Cash                               $  5,035,154      $    719,485        $   602,608              $        --
Receivable for investments
   sold                                      --         2,164,240            280,000                       --
Interest receivable                   6,236,744         2,952,557            901,920                  345,351
Prepaid expenses                            591               314                109                       47
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $345,206,963      $179,863,607        $55,507,531              $27,937,219
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts               $    562,031      $    319,687        $    61,875              $    22,687
Demand note payable                          --                --                 --                  300,000
Payable for open swap
   contracts                            781,954                --            130,326                       --
Payable for when-issued
   securities                                --         1,468,997                 --                       --
Due to bank                                  --                --                 --                   43,839
Payable to affiliate for
   Trustees' fees                            --               330                 --                       42
Accrued expenses                         31,880            19,724             15,579                   12,709
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $  1,375,865      $  1,808,738        $   207,780              $   379,277
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $343,831,098      $178,054,869        $55,299,751              $27,557,942
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $305,042,943      $168,436,955        $52,254,103              $25,716,864
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  38,788,155         9,617,914          3,045,648                1,841,078
-------------------------------------------------------------------------------------------------------------------
TOTAL                              $343,831,098      $178,054,869        $55,299,751              $27,557,942
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

                                      CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                  $ 7,364,320          $ 8,056,554           $ 6,241,890              $ 481,983
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 7,364,320          $ 8,056,554           $ 6,241,890              $ 481,983
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   593,003          $   599,416           $   457,535              $  13,225
Trustees fees and expenses                      8,379                8,163                 7,260                     93
Legal and accounting services                  20,061               20,917                12,580                  8,689
Custodian fee                                  74,482               87,526                64,927                  7,975
Miscellaneous                                   6,519                5,408                 7,621                  2,138
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   702,444          $   721,430           $   549,923              $  32,120
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    19,764          $    13,344           $    12,982              $   1,666
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    19,764          $    13,344           $    12,982              $   1,666
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   682,680          $   708,086           $   536,941              $  30,454
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 6,681,640          $ 7,348,468           $ 5,704,949              $ 451,529
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $ 3,248,910          $    29,860           $ 1,049,323              $  (1,462)
   Financial futures contracts             (1,365,692)          (1,441,481)           (2,067,206)               (64,198)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $ 1,883,218          $(1,411,621)          $(1,017,883)             $ (65,660)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(9,665,913)         $(5,149,773)          $(3,911,564)             $(221,336)
   Financial futures contracts              1,018,824            1,098,307             1,652,822                 58,975
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(8,647,089)         $(4,051,466)          $(2,258,742)             $(162,361)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(6,763,871)         $(5,463,087)          $(3,276,625)             $(228,021)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 $   (82,231)         $ 1,885,381           $ 2,428,324              $ 223,508
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

                                      NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                                 $ 9,964,023       $ 5,661,186         $ 1,529,817               $ 736,947
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 9,964,023       $ 5,661,186         $ 1,529,817               $ 736,947
-------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   762,727       $   387,126         $    80,628               $  26,272
Trustees fees and expenses                     9,498             6,307               3,532                     848
Legal and accounting services                 22,021            10,094               9,767                   8,246
Custodian fee                                 92,434            58,243              18,112                  11,338
Miscellaneous                                  7,401             4,482               3,449                   2,307
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   894,081       $   466,252         $   115,488               $  49,011
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $    17,102       $    18,170         $     5,810               $   3,542
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $    17,102       $    18,170         $     5,810               $   3,542
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   876,979       $   448,082         $   109,678               $  45,469
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 9,087,044       $ 5,213,104         $ 1,420,139               $ 691,478
-------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $ 1,937,058       $(1,303,723)        $     1,286               $  82,290
   Financial futures contracts            (2,436,170)       (1,492,618)           (284,417)               (123,673)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                        $  (499,112)      $(2,796,341)        $  (283,131)              $ (41,383)
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(9,915,767)      $(1,985,052)        $(1,188,468)              $(628,391)
   Financial futures contracts             2,151,745         1,291,258             197,280                  94,167
   Interest rate swap contracts              (37,154)               --              (6,193)                     --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(7,801,176)      $  (693,794)        $  (997,381)              $(534,224)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(8,300,288)      $(3,490,135)        $(1,280,512)              $(575,607)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   786,756       $ 1,722,969         $   139,627               $ 115,871
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

INCREASE (DECREASE) IN NET ASSETS     CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  6,681,640        $  7,348,468          $  5,704,949             $   451,529
   Net realized gain (loss)                  1,883,218          (1,411,621)           (1,017,883)                (65,660)
   Net change in unrealized
      appreciation (depreciation)           (8,647,089)         (4,051,466)           (2,258,742)               (162,361)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 $    (82,231)       $  1,885,381          $  2,428,324             $   223,508
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 11,274,076        $ 14,849,701          $ 13,845,171             $ 1,369,858
   Withdrawals                             (20,079,447)        (23,148,858)          (18,830,762)             (1,458,986)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $ (8,805,371)       $ (8,299,157)         $ (4,985,591)            $   (89,128)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $ (8,887,602)       $ (6,413,776)         $ (2,557,267)            $   134,380
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                    $259,401,957        $276,743,113          $216,784,498             $17,400,568
-----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $250,514,355        $270,329,337          $214,227,231             $17,534,948
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2003

INCREASE (DECREASE) IN NET ASSETS     NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  9,087,044      $  5,213,104        $ 1,420,139              $   691,478
   Net realized loss                         (499,112)       (2,796,341)          (283,131)                 (41,383)
   Net change in unrealized
      appreciation (depreciation)          (7,801,176)         (693,794)          (997,381)                (534,224)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $    786,756      $  1,722,969        $   139,627              $   115,871
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 20,550,902      $ 10,970,948        $ 5,490,931              $ 1,904,832
   Withdrawals                            (28,318,238)      (15,606,759)        (5,211,174)              (1,873,442)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $ (7,767,336)     $ (4,635,811)       $   279,757              $    31,390
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $ (6,980,580)     $ (2,912,842)       $   419,384              $   147,261
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                   $350,811,678      $180,967,711        $54,880,367              $27,410,681
-------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $343,831,098      $178,054,869        $55,299,751              $27,557,942
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2002

INCREASE (DECREASE) IN NET ASSETS     CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 13,404,772        $ 15,541,708          $ 11,079,200             $   905,911
   Net realized gain (loss)                 (4,240,325)          1,068,922            (1,566,300)                (82,117)
   Net change in unrealized
      appreciation (depreciation)           12,344,725           6,153,854             7,679,515                 498,340
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 21,509,172        $ 22,764,484          $ 17,192,415             $ 1,322,134
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 23,530,741        $ 29,976,952          $ 30,424,890             $ 1,762,103
   Withdrawals                             (33,693,524)        (48,969,838)          (27,829,354)             (2,714,747)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS       $(10,162,783)       $(18,992,886)         $  2,595,536             $  (952,644)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $ 11,346,389        $  3,771,598          $ 19,787,951             $   369,490
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                      $248,055,568        $272,971,515          $196,996,547             $17,031,078
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $259,401,957        $276,743,113          $216,784,498             $17,400,568
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2002

INCREASE (DECREASE) IN NET ASSETS     NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 18,200,425      $ 10,237,915        $ 2,540,112              $ 1,319,723
   Net realized gain (loss)                  (920,654)       (4,432,906)            47,173                  (15,337)
   Net change in unrealized
      appreciation (depreciation)          14,390,163         7,204,108          1,605,623                1,021,276
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 31,669,934      $ 13,009,117        $ 4,192,908              $ 2,325,662
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 35,116,666      $ 15,557,638        $ 9,649,190              $ 2,422,477
   Withdrawals                            (54,825,386)      (30,657,752)        (4,328,005)              (2,313,941)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $(19,708,720)     $(15,100,114)       $ 5,321,185              $   108,536
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $ 11,961,214      $ (2,090,997)       $ 9,514,093              $ 2,434,198
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of year                     $338,850,464      $183,058,708        $45,366,274              $24,976,483
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $350,811,678      $180,967,711        $54,880,367              $27,410,681
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 CALIFORNIA PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.57%(2)         0.55%         0.57%        0.58%        0.56%        0.55%
   Expenses after custodian
      fee reduction                       0.55%(2)         0.55%         0.54%        0.57%        0.54%        0.53%
   Net investment income                  5.38%(2)         5.44%         5.26%        5.65%        5.30%        5.33%
Portfolio Turnover                          10%               3%           26%          13%          28%          16%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.10%            9.03%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $250,514         $259,402      $248,056     $238,820     $270,200     $312,009
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.44%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   FLORIDA PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.54%(2)         0.54%         0.54%        0.56%        0.52%        0.51%
   Expenses after custodian
      fee reduction                       0.53%(2)         0.50%         0.48%        0.51%        0.48%        0.47%
   Net investment income                  5.45%(2)         5.72%         5.68%        5.72%        5.26%        5.03%
Portfolio Turnover                           9%              19%           11%          12%          40%          25%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.69%            8.73%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $270,329         $276,743      $272,972     $277,857     $346,843     $456,020
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.71% to 5.72%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                MASSACHUSETTS PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(2)         0.51%         0.52%        0.54%        0.52%        0.54%
   Expenses after custodian
      fee reduction                       0.51%(2)         0.49%         0.48%        0.52%        0.50%        0.52%
   Net investment income                  5.38%(2)         5.53%         5.47%        5.79%        5.40%        5.36%
Portfolio Turnover                          19%              10%            8%          15%          24%          28%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.19%            8.76%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $214,227         $216,784      $196,997     $177,160     $212,277     $250,726
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.49% to 5.53%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               MISSISSIPPI PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.38%(2)          0.40%        0.42%       0.47%       0.36%       0.37%
   Expenses after custodian
      fee reduction                      0.36%(2)          0.38%        0.37%       0.45%       0.34%       0.35%
   Net investment income                 5.34%(2)          5.34%        5.33%       5.55%       5.30%       5.21%
Portfolio Turnover                          3%               10%          11%          4%         16%         17%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          1.43%             8.08%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $17,535           $17,401      $17,031     $15,827     $17,937     $20,740
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.24% to 5.34%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  NEW YORK PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.53%(2)         0.52%         0.53%        0.54%        0.53%        0.53%
   Expenses after custodian
      fee reduction                       0.52%(2)         0.52%         0.53%        0.54%        0.52%        0.51%
   Net investment income                  5.34%(2)         5.41%         5.15%        5.56%        5.30%        5.28%
Portfolio Turnover                           8%               7%           19%          27%          41%          55%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.24%            9.84%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $343,831         $350,812      $338,850     $335,488     $402,118     $486,064
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                    OHIO PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.53%(2)         0.52%         0.53%        0.57%        0.55%        0.56%
   Expenses after custodian
      fee reduction                       0.51%(2)         0.51%         0.52%        0.57%        0.54%        0.54%
   Net investment income                  5.89%(2)         5.72%         5.87%        6.00%        5.54%        5.50%
Portfolio Turnover                           5%              15%           22%          28%          59%          17%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.05%            7.43%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $178,055         $180,968      $183,059     $183,968     $216,464     $255,030
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              RHODE ISLAND PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.42%(2)          0.41%        0.40%       0.43%       0.39%       0.39%
   Expenses after custodian
      fee reduction                      0.40%(2)          0.38%        0.35%       0.40%       0.35%       0.36%
   Net investment income                 5.23%(2)          5.23%        5.33%       5.66%       5.24%       5.28%
Portfolio Turnover                         14%               13%          14%         15%         18%         24%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.19%             8.57%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $55,300           $54,880      $45,366     $37,755     $41,732     $42,071
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.21% to 5.23%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              WEST VIRGINIA PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      -----------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.37%(2)          0.37%        0.39%       0.45%       0.40%       0.37%
   Expenses after custodian
      fee reduction                      0.34%(2)          0.36%        0.35%       0.43%       0.38%       0.34%
   Net investment income                 5.12%(2)          5.19%        5.32%       5.48%       5.13%       5.34%
Portfolio Turnover                          6%               19%          12%          7%         32%         16%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          0.39%             9.41%          --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $27,558           $27,411      $24,976     $24,930     $26,961     $31,920
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.16% to 5.19%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. At March 31, 2003, Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 H Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 L Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2003, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California                                $593,003            0.48%
    Florida                                    599,416            0.44%
    Massachusetts                              457,535            0.43%
    Mississippi                                 13,225            0.16%
    New York                                   762,727            0.45%
    Ohio                                       387,126            0.44%
    Rhode Island                                80,628            0.30%
    West Virginia                               26,272            0.19%

 * Advisory fees paid as a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 2003 were as follows:

    CALIFORNIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $25,140,591
    Sales                                      26,581,836
    FLORIDA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $23,448,433
    Sales                                      28,969,866
    MASSACHUSETTS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $42,431,473
    Sales                                      40,780,702

    MISSISSIPPI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   510,445
    Sales                                         434,932

    NEW YORK PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $26,260,451
    Sales                                      29,766,444
    OHIO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 9,464,270
    Sales                                      10,726,010
    RHODE ISLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $10,407,097
    Sales                                       7,510,508

    WEST VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,026,782
    Sales                                       1,620,500

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at March 31, 2003, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $213,798,317
    ------------------------------------------------------
    Gross unrealized appreciation             $ 32,746,166
    Gross unrealized depreciation                 (537,934)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 32,208,232
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $241,801,596
    ------------------------------------------------------
    Gross unrealized appreciation             $ 23,258,615
    Gross unrealized depreciation               (2,319,768)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 20,938,847
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $193,944,291
    ------------------------------------------------------
    Gross unrealized appreciation             $ 18,058,289
    Gross unrealized depreciation                 (772,557)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 17,285,732
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 15,356,761
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,412,776
    Gross unrealized depreciation                  (23,488)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,389,288
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $294,432,553
    ------------------------------------------------------
    Gross unrealized appreciation             $ 42,880,795
    Gross unrealized depreciation               (3,378,874)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 39,501,921
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $164,473,301
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,777,795
    Gross unrealized depreciation               (4,224,085)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  9,553,710
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 50,627,820
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,564,822
    Gross unrealized depreciation                 (469,748)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,095,074
    ------------------------------------------------------
    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 25,736,954
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,971,714
    Gross unrealized depreciation                 (116,847)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,854,867
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2003, the West Virginia Portfolio had an outstanding balance pursuant to this line of credit of $300,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2003 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    California                      6/03        420 U.S. Treasury Bond    Short          $365,605
    ------------------------------------------------------------------------------------------------
    Florida                         6/03        370 U.S. Treasury Bond    Short          $336,217
    ------------------------------------------------------------------------------------------------
    Massachusetts                   6/03        331 U.S. Treasury Bond    Short          $308,633
    ------------------------------------------------------------------------------------------------
    Mississippi                     6/03        16 U.S. Treasury Bond     Short          $ 15,427
    ------------------------------------------------------------------------------------------------
    New York                        6/03        545 U.S. Treasury Bond    Short          $411,921
    ------------------------------------------------------------------------------------------------
    Ohio                            6/03        310 U.S. Treasury Bond    Short          $ 97,592
    ------------------------------------------------------------------------------------------------
    Rhode Island                    6/03        60 U.S. Treasury Bond     Short          $ 80,900
    ------------------------------------------------------------------------------------------------
    West Virginia                   6/03        22 U.S. Treasury Bond     Short          $ 24,339

   At March 31, 2003, the Portfolios had sufficient cash and/ or securities to cover margin requirements on open future contracts.

   At March 31, 2003, New York Portfolio and Rhode Island Portfolio have entered into interest rate swap agreements with JP Morgan Chase Bank. Under the swap agreements, the Portfolios make bi-annual payments at a rate equal to 5.055% on the notional amounts of $6,000,000 and $1,000,000 from the New York Portfolio and Rhode Island Portfolio, respectively. In exchange, the Portfolios receive payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amounts. The value of the contracts, which terminate November 1, 2022, are recorded as a payable for open swap contracts of $781,954 and $130,326 for the New York Portfolio and Rhode Island Portfolio, respectively, on March 31, 2003.

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolios

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts,
Rhode Island, and West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of California, Florida, and Mississippi
Municipals Portfolios

Kristin S. Anagnost
Treasurer of California, Massachusetts,
Mississippi, New York, and
Rhode Island Portfolios

Barbara E. Campbell
Treasurer of Florida, Ohio, and
West Virginia Portfolios

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                     EATON VANCE FUNDS
                                  EATON VANCE MANAGEMENT
                              BOSTON MANAGEMENT AND RESEARCH
                              EATON VANCE DISTRIBUTORS, INC.

                                      PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

                              For more information about
                 Eaton Vance's privacy policies, call 1-800-262-1122

EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
      THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS
        WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING
          ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS
                  CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
-------------------------------------------------------------------------------
438-5/03                                                               MUNISRC